united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17645 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund
(CTVAX, CTVCX, CTVIX)
Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst IPOx Allocation Fund
(OIPAX, OIPCX, OIPIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)
Catalyst Buyback Strategy Fund
(BUYAX, BUYCX, BUYIX)
Catalyst/Groesbeck Growth of Income Fund
(CGGAX, CGGCX, CGGIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX,CLTCX,CLTIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst MLP & Infrastructure Fund
(MLXAX, MLXCX, MLXIX)

December 31, 2018

Mutual Fund Series Trust

Beginning on January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.catalystmf.com. If you own these shares through a financial intermediary (such as a broker-dealer or bank), you may elect to receive paper or electronic copies of shareholder reports by contacting your financial intermediary. If you do not own these shares through a financial intermediary, you may elect to receive electronic copies of the shareholder reports by calling the Funds at 1-866-447-4228 or elect to receive paper copies of the shareholder reports by following the instructions included with the Funds’ prospectus.

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1

Portfolios of Investments	Page 10

Statements of Assets and Liabilities	Page 30

Statements of Operations	Page 32

Statements of Changes in Net Assets	Page 34

Financial Highlights	Page 37

Notes to Financial Statements	Page 55

Supplemental Information	Page 67

Expense Example	Page 71

Privacy Notice	Page 72

Catalyst Small-Cap Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception **
Class A	(16.26)%	(8.28)%	(3.23)%	7.41%	4.08%
Class A with load	(21.06)%	(13.58)%	(4.36)%	6.79%	3.58%
Class C	(16.53)%	(8.95)%	(3.94)%	6.70%	3.35%
Class I	(16.12)%	(8.02)%	(2.98)%	N/A	8.28%
Russell 2000 Value Total Return Index(a)	(17.35)%	(11.01)%	4.41%	11.97%	6.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.21% for Class A, 2.96% for Class C and 1.96% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Russell 2000 Value Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2006 for Class A, Class C and the Benchmarks, and March 27, 2009 for Class I.

Top Ten Holdings by Industry	% of Net Assets
Banks	15.8%
Electronics	12.6%
Internet	10.4%
Healthcare Products	9.6%
Pharmaceuticals	7.0%
Advertising	6.4%
Food	5.0%
Water	4.8%
Real Estate Investment Trusts	4.5%
Savings & Loans	4.1%
Other/Cash & Equivalents	19.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(11.76)%	(2.91)%	3.39%	9.01%
Class A with load	(16.84)%	(8.51)%	2.17%	8.15%
Class C	(12.09)%	(3.60)%	2.64%	8.55%
Class I	(11.65)%	(2.65)%	N/A	1.93%
S&P 500 Total Return Index(a)	(6.85)%	(4.38)%	8.49%	11.67%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.58% for Class A, 2.33% for Class C and 1.33% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 29, 2011 for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry	% of Net Assets
Retail	25.0%
Software	16.6%
Water	9.2%
Biotechnology	9.2%
Electric	9.0%
Real Estate Investment Trust	6.6%
Healthcare Services	4.9%
Commercial Services	4.6%
Machinery-Diversified	4.0%
Diversified Financial Services	3.8%
Other/Cash & Equivalents	7.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst IPOx Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized
	Six Month Return	1 Year Return	Since Inception**
Class A	(12.45)%	(4.85)%	9.94%
Class A with load	(17.50)%	(10.30)%	7.96%
Class C	(12.73)%	(5.53)%	9.10%
Class I	(12.31)%	(4.53)%	10.20%
S&P 500 Total Return Index(a)	(6.85)%	(4.38)%	10.80%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 7.91% for Class A, 8.66% for Class C and 7.66% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is September 30, 2015.

Top Ten Holdings by Industry	% of Net Assets
Commercial Services	14.8%
Internet	10.9%
Software	10.1%
Biotechnology	9.1%
Food	7.5%
Healthcare Products	7.1%
Pharmaceuticals	5.4%
Telecommunications	4.3%
Electronics	3.5%
Computers	3.4%
Other/Cash & Equivalents	23.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(6.36)%	(4.05)%	11.30%	14.74%
Class A with load	(11.73)%	(9.57)%	9.99%	13.78%
Class C	(6.73)%	(4.81)%	10.46%	13.88%
Class I	(6.22)%	(3.81)%	N/A	10.69%
S&P 500 Total Return Index(a)	(6.85)%	(4.38)%	8.49%	12.70%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.44% for Class A, 2.19% for Class C and 1.19% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 22, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry	% of Net Assets
Retail	11.6%
Biotechnology	9.6%
Software	9.4%
Oil & Gas	6.6%
Pharmaceuticals	5.0%
Healthcare Products	4.9%
Transportation	4.9%
Computers	4.9%
Chemicals	4.9%
Insurance	4.8%
Other/Cash & Equivalents	33.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Buyback Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(8.97)%	(7.43)%	4.65%	4.65%
Class A with load	(14.19)%	(12.75)%	3.42%	3.42%
Class C	(9.23)%	(8.10)%	3.88%	3.88%
Class I	(8.90)%	(7.20)%	4.91%	4.91%
Russell 3000 Total Return(a)	(8.20)%	(5.24)%	7.91%	7.91%
S&P 500 Total Return Index(b)	(6.85)%	(4.38)%	8.49%	8.49%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.17% for Class A, 2.92% for Class C and 1.92% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Russell 3000 Total Return Index”, is a market capitalization-weighted index of the 3,000 largest U.S. traded stocks. Investors cannot invest directly in an Index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013.

Top Ten Holdings by Industry	% of Net Assets
Pharmaceuticals	16.5%
Internet	10.1%
Insurance	9.7%
Electronics	6.8%
Aerospace/Defense	6.8%
Distribution/Wholesale	6.7%
Transportation	3.8%
Semiconductors	3.4%
Environmental	3.3%
Retail	3.3%
Other/Cash & Equivalents	29.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception **
Class A	(7.41)%	(9.19)%	4.07%	7.78%
Class A with load	(12.72)%	(14.45)%	2.84%	7.07%
Class C	(7.75)%	(9.85)%	3.31%	6.95%
Class I	(7.35)%	(9.00)%	4.39%	8.51%
S&P 500 Total Return Index(a)	(6.85)%	(4.38)%	8.49%	11.60%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.62% for Class A, 3.37% for Class C and 2.37% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 30, 2009 for Class A, Class C and Benchmark, and November 24, 2010 for Class I.

Top Ten Holdings by Industry	% of Net Assets
Diversified Financial Services	12.7%
Pharmaceuticals	8.8%
Semiconductors	8.6%
Healthcare Products	6.7%
Pipelines	6.5%
Real Estate Investment Trusts	5.9%
Healthcare Services	5.9%
Banks	4.9%
Biotechnology	4.8%
Retail	4.7%
Other/Cash & Equivalents	30.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(8.83)%	(4.96)%	5.90%	10.89%
Class A with load	(14.07)%	(10.42)%	4.65%	9.89%
Class C	(9.16)%	(5.70)%	5.12%	10.08%
Class I	(8.72)%	(4.72)%	N/A	5.73%
Lipper Flexible Portfolio Funds Index(a)	(6.25)%	(6.10)%	3.39%	6.03%
S&P 500 Total Return Index(b)	(6.85)%	(4.38)%	8.49%	12.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.75% for Class A, 2.50% for Class C, and 1.50% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Lipper Flexible Portfolio Funds Index,” is an unmanaged index that, by portfolio practice, allocates its investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the United States. Investors cannot invest directly in an index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry	% of Net Assets
Retail	19.9%
U.S. Government Securities	17.2%
Aerospace/Defense	10.4%
Software	8.6%
Environmental Controls	5.1%
Telecommunications	4.7%
Healthcare Services	4.5%
Media	4.4%
Biotechnology	4.2%
Electronics	4.2%
Other/Cash & Equivalents	16.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized	Annualized
	Six Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(6.54)%	(3.06)%	5.02%	7.33%
Class A with load	(11.94)%	(8.62)%	3.78%	6.48%
Class C	(6.90)%	(3.78)%	4.22%	6.52%
Class I	(6.33)%	(2.71)%	N/A	4.02%
MSCI All Country World Stock Index(a)	(8.81)%	(8.93)%	4.82%	6.93%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.69% for Class A, 2.44% for Class C, and 1.39% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top Ten Holdings by Industry (long only)	% of Net Assets
Telecommunications	14.9%
Food	11.3%
Pharmaceuticals	10.6%
Semiconductors	6.4%
Agriculture	5.7%
Beverages	5.5%
Aerospace/Defense	4.9%
Software	4.6%
Environmental Control	4.3%
Retail	3.9%
Other/Cash & Equivalents	27.9%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst MLP & Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for each of the periods ended December 31, 2018, compared to its benchmark:

			Annualized
	Six Month Return	1 Year Return	Since Inception**
Class A	(19.11)%	(18.73)%	(11.05)%
Class A with load	(23.70)%	(23.37)%	(12.35)%
Class C	(19.40)%	(19.31)%	(11.64)%
Class I	(19.12)%	(18.50)%	(10.81)%
Alerian MLP Total Return Index(a)	(11.86)%	(12.42)%	(9.81)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.76% for Class A, 2.51% for Class C, and 1.51% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Pipelines	93.8%
Oil & Gas Services	2.5%
Gas	2.4%
Oil & Gas	1.8%
Other/Cash & Equivalents	(0.5)%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9%
	ADVERTISING - 6.4%
8,700	Trade Desk, Inc. *	$1,009,722

	BANKS - 15.8%
16,200	Carolina Financial Corp.	479,358
13,600	Horizon Bancorp.	214,608
12,400	National Commerce Corp. *	446,400
12,800	Nicolet Bankshares, Inc. *	624,640
26,800	Old Line Bancshares, Inc.	705,376
900	Walker & Dunlop, Inc.	38,925
		2,509,307
	BUILDING MATERIALS - 3.5%
19,000	Patrick Industries, Inc. *	562,590

	COMMERCIAL SERVICES - 2.6%
1,600	HealthEquity, Inc. *	95,440
5,300	Paylocity Holding Corp. *	319,113
		414,553
	COMPUTERS - 2.3%
7,700	Mercury Systems, Inc. *	364,133

	DIVERSIFIED FINANCIAL SERVICES - 0.0%
420	Mr Cooper Group, Inc. *	4,902

	ELECTRONICS - 12.6%
27,000	Alarm.com Holdings, Inc. *	1,400,490
33,900	Control4 Corp. *	596,640
		1,997,130
	FOOD - 5.0%
34,100	Sprouts Farmers Market, Inc. *	801,691

	HEALTHCARE PRODUCTS - 9.6%
12,900	BioTelemetry, Inc. *	770,388
14,500	Repligen Corp. *	764,730
		1,535,118
	INSURANCE - 0.4%
2,300	Trupanion, Inc. *	58,558

	INTERNET - 10.4%
5,400	Etsy, Inc. *	256,878
9,000	Stamps.com, Inc. *	1,400,760
		1,657,638
	LEISURE PRODUCTS - 1.0%
4,700	Malibu Boats, Inc. *	163,560

	MISCELLANEOUS MANUFACTURING - 3.7%
5,200	Proto Labs, Inc. *	586,508

	PHARMACEUTICALS - 7.0%
83,900	Concept Therapeutics, Inc. *	1,120,904

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 4.5%
13,500	PennyMac Mortgage Investment Trust	$251,370
36,000	Two Harbors Investment Corp.	462,240
		713,610
	RETAIL - 2.2%
5,200	Ollie’s Bargain Outlet Holdings, Inc. *	345,852

	SAVINGS & LOANS - 4.1%
23,100	BSB Bancorp, Inc. *	648,186

	SOFTWARE - 2.2%
4,400	Blackline, Inc. *	180,180
1,400	Paycom Software, Inc. *	171,430
		351,610
	TELECOMMUNICATIONS - 1.8%
13,400	Intelsat SA *	286,626

	WATER - 4.8%
16,000	California Water Service Group	762,560

	TOTAL COMMON STOCK (Cost - $18,030,188)	15,894,758

	TOTAL INVESTMENTS - 99.9% (Cost - $18,030,188)	$15,894,758
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	22,552
	NET ASSETS - 100.0%	$15,917,310

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 97.4%
	AEROSPACE/DEFENSE - 0.0%
300	HEICO Corp.	$23,244

	BIOTECHNOLOGY - 9.2%
192,200	Amarin Corp. PLC *	2,615,842
9,000	Amgen, Inc.	1,752,030
		4,367,872
	BUILDING MATERIALS - 0.8%
1,700	Lennox International, Inc.	372,062

	COMMERCIAL SERVICES - 4.6%
200	Global Payments, Inc.	20,626
7,500	IHS Markit Ltd. *	359,775
4,200	PayPal Holdings, Inc. *	353,178
3,100	S&P Global, Inc.	526,814
3,500	Total System Services, Inc.	284,515
10,800	TransUnion	613,440
		2,158,348
	COMPUTERS - 1.1%
8,000	Cognizant Technology Solutions Corp.	507,840

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
13,500	Visa, Inc.	1,781,190

	ELECTRIC - 9.0%
27,500	Consolidated Edison, Inc.	2,102,650
25,100	Duke Energy Corp.	2,166,130
		4,268,780
	HEALTHCARE PRODUCTS - 2.1%
6,300	Stryker Corp.	987,525

	HEALTHCARE SERVICES - 4.9%
20,000	Centene Corp. *	2,306,000

	INTERNET - 0.0%
300	GoDaddy, Inc. *	19,686

	MACHINERY-DIVERSIFIED - 4.0%
7,200	Roper Technologies, Inc.	1,918,944

	REAL ESTATE INVESTMENT TRUST - 6.6%
319,000	Annaly Capital Management, Inc.	3,132,580

	RETAIL - 25.0%
2,600	AutoZone, Inc. *	2,179,684
26,700	Dollar Tree, Inc. *	2,411,544
3,600	Five Below, Inc. *	368,352
400	Home Depot, Inc.	68,728
12,400	McDonald’s Corp.	2,201,868
6,700	O’Reilly Automotive, Inc. *	2,307,011
9,400	Ulta Beauty, Inc. *	2,301,496
		11,838,683

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	SEMICONDUCTORS - 0.5%
1,000	Broadcom, Inc.	$254,280

	SOFTWARE - 16.6%
1,500	Adobe Systems, Inc. *	339,360
1,800	Fair Isaac Corp. *	336,600
15,900	Fiserv, Inc. *	1,168,491
28,900	Microsoft Corp.	2,935,373
2,200	Paycom Software, Inc. *	269,390
4,700	ServiceNow, Inc. *	836,835
22,100	Veeva Systems, Inc.*	1,973,972
		7,860,021
	WATER - 9.2%
23,900	American Water Works Co., Inc.	2,169,403
64,700	Aqua America, Inc.	2,212,093
		4,381,496

	TOTAL COMMON STOCK (Cost - $48,007,213)	46,178,551

	TOTAL INVESTMENTS - 97.4% (Cost - $48,007,213)	$46,178,551
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	1,232,941
	NET ASSETS - 100.0%	$47,411,492

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9%
	ADVERTISING - 0.4%
60	Trade Desk, Inc. *	$6,964

	AIRLINES - 0.2%
500	Mesa Air Group, Inc. *	3,855

	AUTO MANUFACTURERS - 2.4%
2,548	Fiat Chrysler Automobiles NV *	36,844
1,000	NIO, Inc. - ADR *	6,370
		43,214
	AUTO PARTS & EQUIPMENT - 0.2%
136	Veoneer, Inc. *	3,206

	BANKS - 1.6%
375	Amalgamated Bank	7,313
304	Bank7 Corp. *	4,058
500	Capital Bancorp, Inc. *	5,705
352	Coastal Financial Corp. *	5,360
460	Mercantil Bank Holding Corp. *	5,985
		28,421
	BEVERAGES - 1.2%
844	Keurig Dr. Pepper, Inc.	21,640

	BIOTECHNOLOGY - 9.1%
59	Allakos, Inc. *	3,084
159	Allogene Therapeutics, Inc. *	4,282
84	Argenx SE - ADR *	8,070
330	Arvinas, Inc. *	4,240
480	Equillium, Inc. *	3,917
850	Gamida Cell Ltd. *	8,449
106	Guardant Health, Inc. *	3,984
300	Kezar Life Sciences, Inc. *	7,080
461	Liquidia Technologies, Inc. *	9,985
620	LogicBio Therapeutics, Inc. *	6,448
395	MeiraGTx Holdings PLC *	3,809
455	Orchard Therapeutics PLC - ADR *	7,157
376	Shire PLC - ADR	65,439
465	Synthorx, Inc. *	8,082
500	Twist Bioscience Corp. *	11,545
500	Y-mAbs Therapeutics, Inc. *	10,170
		165,741
	CHEMICALS - 0.7%
53	Ingevity Corp. *	4,435
242	Valvoline, Inc.	4,683
146	Versum Materials, Inc.	4,047
		13,165

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9% (Continued)
	COMMERCIAL SERVICES - 14.8%
486	Cango, Inc. - ADR *	$3,859
124	Evo Payments, Inc. *	3,059
83	HealthEquity, Inc. *	4,951
454	I3 Verticals, Inc. *	10,941
515	IHS Markit Ltd. *	24,704
1,555	PayPal Holdings, Inc. *	130,760
575	Square, Inc. *	32,252
250	StoneCo, Ltd. *	4,610
237	TransUnion	13,462
105	United Rentals, Inc. *	10,766
391	Worldpay, Inc. *	29,884
		269,248
	COMPUTERS - 3.4%
100	Elastic NV *	7,148
238	Endava PLC - ADR *	5,769
1,881	Hewlett Packard Enterprise Co.	24,848
104	Lumentum Holdings, Inc. *	4,369
246	Nutanix, Inc. *	10,231
226	Perspecta, Inc.	3,892
342	Pure Storage, Inc. *	5,499
		61,756
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
471	Santander Consumer USA Holdings, Inc.	8,285
238	Virtu Financial, Inc.	6,131
419	X Financial - ADR *	1,789
		16,205
	ELECTRIC - 1.3%
400	Energy, Inc.	22,708

	ELECTRONICS - 3.5%
1,007	ADT, Inc.	6,052
66	Alarm.com Holdings, Inc. *	3,423
441	Fortive Corp.	29,838
282	Keysight Technologies, Inc. *	17,507
340	Resideo Technologies, Inc. *	6,987
		63,807
	ENERGY-ALTERNATE SOURCES- 0.1%
162	Sunrun, Inc. *	1,764

	ENGINEERING & CONSTRUCTION - 0.5%
300	Arcosa, Inc. *	8,307

	ENTERTAINMENT - 0.8%
31	Madison Square Garden Co. *	8,299
400	Studio City International Holdings Ltd. - ADR *	6,688
		14,987

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9% (Continued)
	FOOD - 7.5%
258	Hershey Co.	$27,652
1,285	Kraft Heinz Co.	55,306
189	Lamb Weston Holdings, Inc.	13,903
137	Performance Food Group Co. *	4,421
488	Tyson Foods, Inc.	26,059
279	US Foods Holding Corp. *	8,828
		136,169
	HEALTHCARE PRODUCTS - 7.1%
52	Glaukos Corp. *	2,921
274	Inspire Medical Systems, Inc. *	11,577
46	Penumbra, Inc. *	5,621
325	RA Medical Systems, Inc. *	2,584
330	SI-BONE, Inc. *	6,894
248	Stryker Corp.	38,874
268	Thermore Fisher Scientific, Inc.	59,975
		128,446
	HEALTHCARE SERVICES - 2.6%
266	IQVIA Holdings, Inc. *	30,901
45	Medpace Holdings, Inc. *	2,382
91	Teladoc Health, Inc. *	4,511
450	Vapotherm, Inc. *	8,977
		46,771
	INTERNET - 10.9%
165	Anaplan, Inc. *	4,379
147	Bandwidth, Inc. *	5,990
119	Cargurus, Inc. *	4,014
197	CDW Corp.	15,967
171	Etsy, Inc. *	8,135
156	Eventbrite, Inc. *	4,339
223	GoDaddy, Inc. *	14,633
371	Match Group, Inc.	15,868
315	Mogu, Inc. - ADR *	6,454
154	Okta, Inc. *	9,825
325	Pinduoduo, Inc. - ADR *	7,293
500	Pintech Tehcnology Holdings Ltd. *	4,755
1,834	Snap, Inc. *	10,105
144	Spotify Technology SA *	16,344
158	Stitch Fix, Inc. *	2,700
135	Twilio, Inc. *	12,056
843	Twitter, Inc. *	24,228
280	Upwork, Inc. *	5,071
127	Wayfair, Inc. *	11,440
144	Zendesk, Inc. *	8,405
167	Zscalar, Inc. *	6,548
		198,549
	LEISURE PRODUCTS - 1.0%
795	NIU Technologies - ADR *	5,565
137	Planet Fitness, Inc. *	7,346
400	Yeti Holdings, Inc. *	5,936
		18,847

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9% (Continued)
	MEDIA - 3.1%
1,031	Altice USA, Inc.	$17,032
9	Cable One, Inc.	7,380
436	Liberty Media Corp-Liberty SiriusXM - Class A *	16,045
438	Liberty Media Corp-Liberty SiriusXM - Class C *	16,198
		56,655
	MINING - 0.3%
411	Livent Corp. *	5,672

	PHARMACEUTICALS - 5.4%
120	Akcea Therapeutics, Inc. *	3,617
461	Elanco Animal Health, Inc. *	14,535
339	Eli Lilly & Co.	39,229
468	Gritstone Oncology, Inc. *	7,231
690	Kodiak Sciences, Inc. *	4,899
310	Moderna, Inc. *	4,734
86	PRA Health Sciences, Inc. *	7,908
210	Principia Biopharma, Inc. *	5,752
500	Sutro Biopharma, Inc. *	4,510
262	Tricida, Inc. *	6,178
		98,593
	PIPELINES - 1.4%
325	Cheniere Energy, Inc. *	19,237
335	Equitrans Midstream Corp. *	6,707
		25,944
	REAL ESTATE - 0.6%
300	Cushman & Wakefield PLC *	4,341
500	Essential Properties Realty Trust, Inc.	6,920
		11,261
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
382	Americold Realty Trust	9,756
154	JBG Smith Properties	5,361
366	MGM Growth Properties LLC	9,666
271	Store Capital Corp.	7,672
167	VICI Properties, Inc.	3,136
		35,591
	RETAIL - 2.5%
175	BJ’s Wholesale Club Holdings, Inc. *	3,878
89	Burlington Stores, Inc. *	14,478
202	Carvana Co. *	6,607
200	Farfetch Ltd. *	3,542
403	Hudson Ltd. *	6,911
82	Ollie’s Bargain Outlet Holdings, Inc. *	5,454
75	Wingstop, Inc.	4,814
		45,684

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 99.9% (Continued)
	SOFTWARE - 10.1%
109	Altair Engineering, Inc. *	$3,006
97	Alteryx, Inc. *	5,769
100	Appian Corp. *	2,671
250	Arco Platform Ltd. *	5,530
191	Black Knight, Inc. *	8,606
71	Blackline, Inc. *	2,907
609	CooTek Cayman, Inc. - ADR *	5,067
82	Coupa Software, Inc. *	5,154
400	Domo, Inc. *	7,852
542	Dropbox, Inc. *	11,073
1,228	First Data Corp. *	20,765
54	HubSpot, Inc. *	6,789
441	LAIX, Inc. - ADR *	3,343
75	MongoDB, Inc. *	6,281
77	New Relic, Inc. *	6,235
77	Paycom Software, Inc. *	9,429
180	Pluralsight, Inc. *	4,239
115	Sailpoint Technologies Holding, Inc. *	2,701
305	Salesforce.com, Inc. *	41,776
65	SendGrid, Inc. *	2,806
131	Smartsheet, Inc. *	3,257
450	Solarwinds Corp. *	6,224
348	SVMK, Inc. *	4,270
540	Tencent Music Entertainment Group - ADR *	7,139
		182,889
	TELECOMMUNICATIONS - 4.3%
275	Liberty Latin America Ltd. *	4,007
1,298	Verizon Communications, Inc.	72,973
		76,980

	TOTAL COMMON STOCK (Cost - $1,987,888)	1,813,039

	TOTAL INVESTMENTS - 99.9% (Cost - $1,987,888)	$1,813,039
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	1,358
	NET ASSETS - 100.0%	$1,814,397

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 97.3%
	BIOTECHNOLOGY - 9.6%
85,000	Amgen, Inc.	$16,546,950
56,500	Illumina, Inc. *	16,946,045
		33,492,995
	CHEMICALS - 4.9%
109,000	Linde PLC	17,008,360

	COMPUTERS - 4.9%
242,500	Fortinet, Inc. *	17,079,275

	DISTRIBUTION/WHOLESALE - 4.5%
56,000	WW Grainger, Inc.	15,812,160

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
170,000	American Express Co.	16,204,400

	ELECTRIC - 3.2%
250,000	Exelon Corp.	11,275,000

	HEALTHCARE PRODUCTS - 4.9%
239,000	Abbott Laboratories	17,286,870

	HEALTHCARE SERVICES - 4.1%
49,500	Humana, Inc.	14,180,760

	HOUSEHOLD PRODUCTS - 3.7%
85,000	Clorox Co.	13,101,900

	INSURANCE - 4.8%
115,000	Aon PLC	16,716,400

	IRON/STEEL - 3.8%
1,000,000	Vale SA - ADR	13,190,000

	OIL & GAS - 6.6%
273,000	ConocoPhillips	17,021,550
115,000	HollyFrontier Corp.	5,878,800
		22,900,350
	PHARMACEUTICALS - 5.0%
400,000	Pfitzer, Inc.	17,460,000

	REAL ESTATE INVESTMENT TRUSTS - 3.1%
68,000	American Tower Corp.	10,756,920

	RETAIL - 11.6%
169,500	Darden Restaurants, Inc.	16,926,270
210,000	Kohl’s Corp.	13,931,400
40,000	Ulta Beauty, Inc. *	9,793,600
		40,651,270

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 97.3% (Continued)
	SOFTWARE - 9.4%
126,000	Salesforce.com, Inc. *	$17,258,220
114,000	VMware, Inc.	15,632,820
		32,891,040
	TELECOMMUNICATIONS - 3.7%
380,000	Ciena Corp. *	12,885,800

	TRANSPORTATION - 4.9%
124,500	Union Pacific Corp.	17,209,635

	TOTAL COMMON STOCK (Cost - $344,269,812)	340,103,135

	TOTAL INVESTMENTS - 97.3% (Cost - $344,269,812)	$340,103,135
	OTHER ASSETS IN EXCESS OF LIABILITES - 2.7%	9,523,554
	NET ASSETS - 100.0%	$349,626,689

ADR - American Depositary Receipt.

PLC - Public Limited Company

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 6.8%
2,200	Boeing Co.	$709,500
3,000	Northrop Grumman Corp.	734,700
		1,444,200
	CHEMICALS - 3.2%
9,100	FMC Corp.	673,036

	DISTRIBUTION/WHOLESALE - 6.7%
8,000	Dorman Products, Inc. *	720,160
19,000	HD Supply Holdings, Inc. *	712,880
		1,433,040
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
3,750	Mastercard, Inc.	707,438

	ELECTRONICS - 6.8%
10,800	Agilent Technologies, Inc.	728,568
9,600	TE Connectivity Ltd.	726,048
		1,454,616
	ENTERTAINMENT - 3.2%
9,700	Marriot Vacations Woldwide Corp.	683,947

	ENVIRONMENTAL CONTROL - 3.3%
8,000	Waste Management , Inc.	711,920

	HEALTHCARE SERVICES - 3.3%
6,000	Universal Health Services, Inc.	699,360

	HOME BUILDERS - 3.3%
43,900	Taylor Morrison Home Corp. *	698,010

	INSURANCE - 9.7%
3,350	Berkshire Hathaway, Inc. *	684,003
6,000	Hanover Insurance Group, Inc.	700,620
8,250	Prudential Financial, Inc.	672,788
		2,057,411
	INTERNET - 10.1%
15,100	Etsy, Inc. *	718,307
5,300	Facebook, Inc. *	694,777
21,000	Yelp, Inc. *	734,790
		2,147,874
	IRON/STEEL - 2.8%
76,100	Cleveland-Cliffs, Inc.	585,209

	PHARMACEUTICALS - 16.5%
12,900	Herbalife Nutrition Ltd. *	760,455
5,000	Jazz Pharmaceuticals PLC *	619,800
5,500	Johnson & Johnson	709,775
16,800	Pfizer, Inc	733,320
8,000	Zoetis, Inc.	684,320
		3,507,670
	REAL ESTATE INVESTMENT TRUST - 2.6%
7,100	SL Green Realty Corp.	561,468

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	RETAIL - 3.3%
7,700	Lowe’s Companies, Inc.	$711,172

	SEMICONDUCTORS - 3.4%
15,550	Intel Corp.	729,761

	SOFTWARE - 3.1%
15,700	Ebix, Inc.	668,192

	TELECOMMUNICATIONS - 3.3%
20,600	Ciena Corp. *	698,546

	TRANSPORTATION - 3.8%
14,100	XPO Logistics, Inc. *	804,264

	TOTAL COMMON STOCK (Cost - $21,725,746)	20,977,134

	TOTAL INVESTMENTS - 98.5% (Cost - $21,725,746)	$20,977,134
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	319,969
	NET ASSETS - 100.0%	$21,297,103

PLC - Public Limited Company

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 94.7%
	AUTO PARTS & EQUIPMENT - 0.0%
140	Garret Motion, Inc. *	$1,728

	BANKS - 4.9%
3,000	JPMorgan Chase & Co.	292,860

	BIOTECHNOLOGY - 4.8%
1,150	Amgen, Inc.	223,871
340	Shire PLC - ADR	59,174
		283,045
	CHEMICALS - 2.9%
2,400	Eastman Chemical Co.	175,464

	DIVERSIFIED FINANCIAL SERVICES - 12.7%
600	BlackRock, Inc.	235,692
4,450	Intercontinental Exchange, Inc.	335,218
2,000	T Rowe Price Group, Inc.	184,640
		755,550
	ELECTRONICS - 3.2%
1,400	Honeywell International, Inc.	184,968
232	Resideo Technologies, Inc. *	4,768
		189,736
	HAND/MACHINE TOOLS - 3.9%
1,580	Snap-on, Inc.	229,558

	HEALTHCARE PRODUCTS - 6.7%
5,500	Abbott Laboratories	397,815

	HEALTHCARE SERVICES - 5.9%
1,400	UnitedHealth Group, Inc.	348,768

	HOME BUILDERS - 2.7%
2,400	LCI Industries	160,320

	HOME FURNISHINGS - 2.3%
1,300	Whirlpool Corp.	138,931

	INTERNET - 3.4%
2,500	CDW Corp.	202,625

	PHARMACEUTICALS - 8.8%
1,900	AbbVie, Inc.	175,161
2,800	CVS Health Corp.	183,456
1,500	McKesson Corp.	165,705
		524,322
	PIPELINES - 6.5%
8,100	Enterprise Products Partners LP	199,179
6,100	MPLX LP	184,830
		384,009
	REAL ESTATE INVESTMENT TRUSTS - 5.9%
3,100	Prologis, Inc.	182,032
8,500	Starwood Property Trust, Inc.	167,535
		349,567

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares		Value
	COMMON STOCK - 94.7% (Continued)
	RETAIL - 4.7%
1,000	Home Depot, Inc.	$171,820
1,700	Starbucks Corp.	109,480
		281,300
	SEMICONDUCTORS - 8.6%
1,200	Broadcom Ltd.	305,136
500	Lam Research Corp.	68,085
2,100	Skyworks Solutions, Inc.	140,742
		513,963
	TOYS/GAMES/HOBBIES - 3.1%
2,300	Hasbro, Inc.	186,875

	TRANSPORTATION - 3.7%
1,350	FedEx Corp.	217,795

	TOTAL COMMON STOCK (Cost - $5,070,759)	5,634,231

	TOTAL INVESTMENTS - 94.7% (Cost - $5,070,759)	$5,634,231
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%	317,853
	NET ASSETS - 100.0%	$5,952,084

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 81.8%
	AEROSPACE/DEFENSE - 10.4%
10,910	Boeing Co.	$3,518,475
12,054	Lockheed Martin Corp.	3,156,219
14,796	Raytheon Co.	2,268,967
		8,943,661
	AIRLINES - 3.7%
63,388	Delta Air Lines, Inc.	3,163,061

	BIOTECHNOLOGY - 4.2%
18,535	Amgen, Inc.	3,608,209

	COMPUTERS - 3.4%
142,769	HP, Inc.	2,921,054

	ELECTRONICS - 4.2%
27,002	Honeywell International, Inc.	3,567,504

	ENTERTAINMENT - 3.4%
14,094	Vail Resorts, Inc.	2,971,297

	ENVIRONMENTAL CONTROLS - 5.1%
49,839	Waste Management, Inc.	4,435,173

	HEALTHCARE SERVICES - 4.5%
15,676	UnitedHealth Group, Inc.	3,905,205

	IRON/STEEL - 2.3%
64,632	Steel Dynamics, Inc.	1,941,545

	MEDIA - 4.4%
34,245	The Walt Disney Co.	3,754,964

	RETAIL - 19.9%
33,757	Darden Resturants, Inc.	3,370,974
35,200	Dollar General Corp.	3,804,416
18,336	Home Depot, Inc.	3,150,492
71,668	TJX Companies, Inc.	3,206,426
52,593	Walgreens Boots Alliance, Inc.	3,593,680
		17,125,988
	SEMICONDUCTORS - 3.0%
27,298	Texas Instruments, Inc.	2,579,661

	SOFTWARE - 8.6%
36,117	Broadridge Financial Solutions, Inc.	3,476,261
38,213	Microsoft Corp.	3,881,294
		7,357,555
	TELECOMMUNICATIONS - 4.7%
72,039	Verizon Communications, Inc.	4,050,033

	TOTAL COMMON STOCK (Cost - $63,981,703)	70,324,910

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Principal		Interest Rate	Expiration Date	Value
	U.S. GOVERNMENT SECURITIES - 17.2%
	U.S. TREASURY BILL - 5.8%
$5,000,000	United States Treasury Bill	0.00% *	1/31/2019	$4,990,796

	U.S. TREASURY NOTES - 11.4%
5,000,000	United States Treasury Note	1.25% *	1/31/2019	4,995,744
5,000,000	United States Treasury Note	2.07% *	2/15/2025	4,838,281
				9,834,025
	TOTAL U.S. GOVERNMENT SECURITIES (Cost - $14,826,542)			14,824,821

	TOTAL INVESTMENTS - 99.0% (Cost - $78,808,245)			$85,149,731
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			898,090
	NET ASSETS - 100.0%			$86,047,821

*	Rate shown represents the rate at December 31, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 91.2%
	AEROSPACE/DEFENSE - 4.9%
132,500	Kratos Defense & Security Solutions, Inc. * +	$1,866,925

	AGRICULTURE - 5.7%
28,000	Bunge Ltd.	1,496,320
23,500	Imperial Brands PLC - ADR	717,220
		2,213,540
	BEVERAGES - 5.5%
68,600	Distell Group Holdings Ltd.	512,175
800,000	Marston’s PLC	958,257
1,500,000	Thai Beverage PCL	671,313
		2,141,745
	CHEMICALS - 3.4%
45,000	Mosaic Co. +	1,314,450

	ENTERTAINMENT- 3.0%
50,500	Parques Reunidos Servicios Centrales SAU *	623,474
23,500	SeaWorld Entertainment, Inc. * +	519,115
		1,142,589
	ENVIRONMENTAL CONTROL - 4.3%
31,954	Tetra Tech, Inc.	1,654,259

	FOOD - 11.3%
39,950	Campbell Soup Co.	1,317,951
1,249,000	First Pacific Co. Ltd.	481,774
120,000	GrainCorp Ltd.	774,682
208,000	Grupo Herdez S.A.B DE C.V	433,031
16,550	Nestle SA - ADR	1,339,888
		4,347,326
	HEALTHCARE-PRODUCTS - 1.5%
896,589	Asaleo Care Ltd.	577,547

	HOUSEHOLD PRODUCTS/WARES - 2.0%
50,000	Reckitt Benckiser Group PLC - ADR	756,500

	INTERNET - 3.4%
46,500	eBay, Inc. *	1,305,255

	INVESTMENT COMPANIES - 2.2%
12,000	Pargesa Holding SA	862,447

	OIL & GAS - 3.6%
20,100	Exxon Mobil Corp.	1,370,619

	PHARMACEUTICALS - 10.6%
9,800	Johnson & Johnson	1,264,690
16,550	Novartis AG - ADR	1,420,155
31,900	Sanofi - ADR	1,384,779
		4,069,624
	RETAIL - 3.9%
95,500	Wendy’s Co.	1,490,755

	SEMICONDUCTORS - 6.4%
32,500	Micron Technology, Inc. *	1,031,225
38,500	Synaptics, Inc. +	1,432,585
		2,463,810

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares					Value
	COMMON STOCK - 91.2% (Continued)
	SOFTWARE - 4.6%
17,300	Microsoft Corp.				$1,757,161

	TELECOMMUNICATIONS - 14.9%
12,000	Ciena Corp. * +				406,920
37,500	Cisco Systems, Inc.				1,624,875
232,000	Nokia OYJ - ADR +				1,350,240
70,000	Orange SA - ADR				1,133,300
64,000	Vodafone Group PLC - ADR +				1,233,920
					5,749,255

	TOTAL COMMON STOCK (Cost - $33,092,323)				35,083,807

	MUTUAL FUND - 3.1%
	CLOSED-END FUND - 3.1%
96,500	Sprott Physical Gold and Silver Trust				1,210,110
	TOTAL MUTUAL FUND (Cost - $1,291,122)				1,210,110

	TOTAL INVESTMENTS - 94.3% (Cost - $34,383,445)				$36,293,917
	OTHER ASSETS LESS LIABILITIES - 5.7%				2,197,348
	NET ASSETS - 100.0%				$38,491,265

Contracts (a)		Counterparty	Expiration Date - Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN - (0.4)% *
60	Ciena Corp.	Pershing	1/18/2019 - $25.00	$150,000	$54,150
60	Ciena Corp.	Pershing	1/18/2019 - $26.00	156,000	48,000
300	Kratos Defense & Security Solutions, Inc.	Pershing	2/15/2019 - $15.00	450,000	22,500
60	Mosaic Co.	Pershing	1/18/2019 - $30.00	180,000	4,200
50	Mosaic Co.	Pershing	1/18/2019 - $32.00	160,000	850
400	Nokia OYJ	Pershing	1/18/2019 - $6.00	240,000	4,400
350	Nokia OYJ	Pershing	1/18/2019 - $7.00	245,000	350
200	Nokia OYJ	Pershing	1/17/2020 - $7.00	140,000	7,800
160	SeaWorld Entertainment, Inc.	Pershing	1/18/2019 - $32.00	512,000	2,400
150	Synaptics, Inc.	Pershing	1/18/2019 - $50.00	750,000	5,250
85	Synaptics, Inc.	Pershing	1/18/2019 - $60.00	510,000	637
55	Vodafone Group PLC	Pershing	1/18/2019 - $25.00	137,500	55
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $274,115)				$150,592

ADR - American Depositary Receipt.

PCL - Public Company Limited

PLC - Public Limited Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value
	COMMON STOCK - 100.5%
	GAS - 2.4%
118,575	Western Gas Equity Partners LP	$3,288,085
	OIL & GAS - 1.8%
360,525	Tellurian, Inc. *	2,505,649

	OIL & GAS SERVICES - 2.5%
459,596	Archrock, Inc.	3,442,374
	PIPELINES - 93.8%
475,737	Antero Midstream GP LP	5,318,740
1,399	Buckeye Partners LP	40,557
189,728	Cheniere Energy, Inc. *	11,230,000
224,402	Crestwood Equity Partners LP	6,263,060
205,045	Enbridge, Inc.	6,372,799
846,058	Energy Transfer Equity LP	11,176,426
584,443	EnLink Midstream LLC	5,546,364
260,665	Enterprise Products Partners LP	6,409,752
61,005	Equitrans Midstream Corp. *	1,221,320
402,030	Kinder Morgan, Inc.	6,183,221
34,221	Magellan Midstream Partners LP	1,952,650
130,938	NuStar GP Holdings LLC	2,740,532
158,616	ONEOK, Inc.	8,557,333
212,025	Pembina Pipeline Corp.	6,290,782
530,756	Plains GP Holdings LP	10,668,196
395,687	SemGroup Corp.	5,452,567
267,959	Tallgrass Energy GP LP	6,522,122
267,534	Targa Resources Corp.	9,636,575
170,946	TransCanada Corp.	6,102,772
474,508	Williams Companies, Inc.	10,462,902
		128,148,670

	TOTAL COMMON STOCK (Cost - $171,817,686)	137,384,778

	TOTAL INVESTMENTS - 100.5% (Cost - $171,817,686)	$137,384,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(714,195)
	NET ASSETS - 100.0%	$136,670,583

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2018

	Catalyst			Catalyst
	Small-Cap Insider	Catalyst Insider	Catalyst IPOx	Dynamic Alpha	Catalyst Buyback
	Buying Fund	Buying Fund	Allocation Fund	Fund	Strategy Fund

ASSETS:
Investment in Securities, at Cost	$18,030,188	$48,007,213	$1,987,888	$344,269,812	$21,725,746
Investment in Securities, at Value	$15,894,758	$46,178,551	$1,813,039	$340,103,135	$20,977,134
Cash	99,377	996,357	7,215	4,337,799	248,501
Receivable for securities sold	—	—	—	3,550,198	732,018
Receivable for Fund shares sold	1,793	215,347	200	505,999	47,758
Dividends and interest receivable	25,147	101,422	1,322	3,145,847	33,665
Due from Manager	—	—	3,900	—	—
Prepaid expenses and other assets	25,031	29,432	6,638	66,636	22,838
Total Assets	16,046,106	47,521,109	1,832,314	351,709,614	22,061,914

LIABILITIES:
Payable for securities purchased	—	—	—	—	690,011
Payable for Fund shares redeemed	93,134	11,953	24	1,606,946	32,990
Management fees payable	9,282	34,566	—	299,257	12,654
Trustee fee payable	2,651	2,659	2,663	2,662	1,922
Payable to related parties	5,475	7,269	4,766	20,671	4,439
Compliance Officer fees payable	—	133	6	—	5,737
Accrued 12b-1 fees	5,340	28,700	943	124,211	8,553
Accrued expenses and other liabilities	12,914	24,337	9,515	29,178	8,505
Total Liabilities	128,796	109,617	17,917	2,082,925	764,811

Net Assets	$15,917,310	$47,411,492	$1,814,397	$349,626,689	$21,297,103

NET ASSETS CONSIST OF:
Paid in capital	$47,848,601	$65,686,613	$2,172,578	$357,401,420	$23,673,155
Accumulated loss	(31,931,291)	(18,275,121)	(358,181)	(7,774,731)	(2,376,052)
Net Assets	$15,917,310	$47,411,492	$1,814,397	$349,626,689	$21,297,103

Class A
Net Assets	$7,040,880	$20,891,924	$812,728	$129,414,714	$6,580,133
Shares of beneficial interest outstanding (a)	500,638	1,277,664	70,478	7,302,539	681,928
Net asset value per share (Net assets/shares outstanding)	$14.06	$16.35	$11.53	$17.72	$9.65
Maximum offering price per share (b)	$14.92	$17.35	$12.23	$18.80	$10.24
Minimum redemption price per share (c)	$13.92	$16.19	$11.41	$17.54	$9.55

Class C
Net Assets	$2,592,361	$11,265,910	$139,680	$56,215,467	$6,445,324
Shares of beneficial interest outstanding (a)	194,488	701,164	12,474	3,383,987	690,323
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.33	$16.07	$11.20	$16.61	$9.34

Class I
Net Assets	$6,284,069	$15,253,658	$861,989	$163,996,508	$8,271,646
Shares of beneficial interest outstanding (a)	444,124	922,678	74,125	9,168,779	849,884
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.15	$16.53	$11.63	$17.89	$9.73

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2018

	Catalyst/Groesbeck	Catalyst/Lyons
	Growth of	Tactical	Catalyst/MAP	Catalyst MLP &
	Income Fund	Allocation Fund	Global Equity Fund	Infrastructure Fund

ASSETS:
Investment in Securities, at Cost	$5,070,759	$78,808,245	$34,383,445	$171,817,686
Investment in Securities, at Value	$5,634,231	$85,149,731	$36,293,917	$137,384,778
Cash	312,396	9,708,643	2,525,833	—
Receivable for securities sold	—	6,033,017	—	—
Receivable for Fund shares sold	150	132,822	100,759	243,814
Dividends and interest receivable	7,769	184,265	257,969	168,529
Due from Manager	2,817	—	—	—
Prepaid expenses and other assets	16,530	32,055	20,053	33,205
Total Assets	5,973,893	101,240,533	39,198,531	137,830,326

LIABILITIES:
Payable for securities purchased	—	14,890,910	461,339	—
Payable for Fund shares redeemed	14	156,873	34,935	898,069
Options written (premiums received $0, $0, $274,115, $0)	—	—	150,592	—
Management fees payable	—	75,143	17,451	149,787
Trustee fee payable	2,650	2,651	2,643	2,649
Payable to related parties	4,347	7,453	6,960	11,677
Due to Custodian	—	—	—	4,073
Compliance Officer fees payable	—	106	—	898
Accrued 12b-1 fees	5,189	48,962	16,118	59,634
Accrued expenses and other liabilities	9,609	10,614	17,228	32,956
Total Liabilities	21,809	15,192,712	707,266	1,159,743

Net Assets	$5,952,084	$86,047,821	$38,491,265	$136,670,583

NET ASSETS CONSIST OF:
Paid in capital	$5,385,597	$80,720,205	$36,272,929	$188,941,793
Accumulated gain (loss)	566,487	5,327,616	2,218,336	(52,271,210)
Net Assets	$5,952,084	$86,047,821	$38,491,265	$136,670,583

Class A
Net Assets	$3,664,264	$21,213,568	$10,961,607	$38,184,136
Shares of beneficial interest outstanding (a)	420,657	1,411,835	837,738	9,174,714
Net asset value per share (Net assets/shares outstanding)	$8.71	$15.03	$13.08	$4.16
Maximum offering price per share (b)	$9.24	$15.95	$13.88	$4.41
Minimum redemption price per share (c)	$8.62	$14.88	$12.95	$4.12

Class C
Net Assets	$152,140	$26,373,380	$8,763,112	$24,614,300
Shares of beneficial interest outstanding (a)	17,987	1,782,586	683,448	5,919,167
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.46	$14.80	$12.82	$4.16

Class I
Net Assets	$2,135,680	$38,460,873	$18,766,546	$73,872,147
Shares of beneficial interest outstanding (a)	243,785	2,569,843	1,435,205	17,701,583
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.76	$14.97	$13.08	$4.17

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2018

	Catalyst	Catalyst		Catalyst
	Small-Cap Insider	Insider	Catalyst IPOx	Dynamic Alpha	Catalyst Buyback
	Buying Fund	Buying Fund	Allocation Fund	Fund	Strategy Fund

Investment Income:
Dividend income	$49,578	$168,174	$11,969	$6,190,258	$181,435
Interest income	2,831	5,664	1,324	84,327	5,190
Foreign tax withheld	—	—	(7)	(45,071)	1,011
Total Investment Income	52,409	173,838	13,286	6,229,514	187,636

Operating Expenses:
Investment management fees	121,165	280,312	18,410	2,108,028	114,386
12b-1 Fees:
Class A	11,854	32,210	1,111	180,892	8,723
Class C	16,698	69,399	797	312,956	34,383
Registration fees	24,309	23,195	6,546	25,265	17,611
Administration fees	10,913	15,755	10,462	61,383	11,050
Transfer agent fees	2,324	5,045	259	27,054	1,923
Audit fees	6,175	6,175	6,175	6,175	6,149
Trustees’ fees	5,294	5,294	5,294	5,294	5,271
Management services fees	4,847	9,247	2,815	53,098	5,254
Legal fees	3,533	3,532	3,604	4,070	3,569
Compliance officer fees	2,949	3,439	2,739	10,008	5,802
Custody fees	2,420	3,032	2,420	17,090	2,409
Networking fees	7,942	24,067	1,044	126,904	2,518
Printing expense	2,975	6,483	740	27,684	2,479
Insurance expense	252	903	26	6,050	206
Miscellaneous expense	1,008	1,009	1,015	1,574	1,084
Total Operating Expenses	224,658	489,097	63,457	2,973,525	222,817
Less: Expenses waived/reimbursed by Manager	(50,020)	(35,224)	(40,087)	(142,286)	(35,569)
Net Operating Expenses	174,638	453,873	23,370	2,831,239	187,248

Net Investment Income (Loss)	(122,229)	(280,035)	(10,084)	3,398,275	388

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	209,672	3,345,794	(88,282)	27,133,986	(1,627,826)
Net realized gain (loss)	209,672	3,345,794	(88,282)	27,133,986	(1,627,826)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,301,816)	(9,014,734)	(286,246)	(60,672,086)	(634,319)
Net change in unrealized appreciation (depreciation)	(3,301,816)	(9,014,734)	(286,246)	(60,672,086)	(634,319)

Net Realized and Unrealized Loss on Investments	(3,092,144)	(5,668,940)	(374,528)	(33,538,100)	(2,262,145)

Net Increase in Net Assets Resulting From Operations	$(3,214,373)	$(5,948,975)	$(384,612)	$(30,139,825)	$(2,261,757)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2018

	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/MAP	Catalyst MLP &
	Growth of	Tactical Allocation	Global Equity	Infrastructure
	Income Fund	Fund	Fund	Fund

Investment Income:
Dividend Income	$84,637	$1,152,645	$353,943	$5,077,217
Interest Income	5,283	31,264	29,398	3,116
Foreign tax withheld	—	—	(13,781)	(109,062)
Total Investment Income	89,920	1,183,909	369,560	4,971,271

Operating Expenses:
Investment management fees	33,451	651,075	209,333	1,136,272
12b-1 fees:
Class A	5,107	41,332	15,268	62,693
Class C	1,006	139,242	48,958	152,543
Registration fees	13,583	24,702	17,660	24,240
Audit fees	6,175	6,175	7,183	6,175
Compliance officer fees	5,708	6,882	4,689	7,978
Trustees’ fees	5,294	5,294	5,294	5,294
Legal fees	3,814	4,289	3,828	4,075
Administration fees	9,149	20,795	14,728	32,416
Transfer agent fees	142	6,023	2,918	8,615
Management services fees	3,324	15,018	7,544	24,316
Networking fees	1,515	22,910	14,608	53,239
Custody fees	1,512	4,844	3,354	8,498
Printing expense	496	7,562	3,535	17,809
Insurance expense	114	1,610	655	2,626
Miscellaneous expense	1,008	1,008	1,012	1,541
Total Operating Expenses	91,398	958,761	360,567	1,548,330
Less: Expenses waived/reimbursed by Manager	(48,199)	(123,174)	(50,828)	(54,843)
Net Operating Expenses	43,199	835,587	309,739	1,493,487

Net Investment Income	46,721	348,322	59,821	3,477,784

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	8	274,978	397,588	(1,488,444)
Options written	—	—	(123,141)	—
Foreign currency transactions	—	—	(9,197)	—
Net realized gain (loss)	8	274,978	265,250	(1,488,444)

Net change in unrealized appreciation (depreciation) on:
Investments	(532,030)	(9,431,426)	(3,240,141)	(36,498,611)
Options written	—	—	183,876	—
Foreign currency translations	—	—	1,508	(2,656)
Net change in unrealized appreciation (depreciation)	(532,030)	(9,431,426)	(3,054,757)	(36,501,267)

Net Realized and Unrealized Gain (Loss) on Investments	(532,022)	(9,156,448)	(2,789,507)	(37,989,711)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(485,301)	$(8,808,126)	$(2,729,686)	$(34,511,927)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Small-Cap Insider Buying Fund		Catalyst Insider Buying Fund		Catalyst IPOx Allocation Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(122,229)	$(202,479)	$(280,035)	$(387,020)	$(10,084)	$(15,848)
Net realized gain (loss) on investments	209,672	3,456,140	3,345,794	9,503,633	(88,282)	239,079
Net change in unrealized appreciation (depreciation) on investments	(3,301,816)	(139,026)	(9,014,734)	1,521,443	(286,246)	23,523
Net increase (decrease) in net assets resulting from operations	(3,214,373)	3,114,635	(5,948,975)	10,638,056	(384,612)	246,754

Distributions to Shareholders from:
Net investment income
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	(8,460)	—	—	—	—
Net realized gains
Class A	—	—	—	—	—	(12,385)
Class C	—	—	—	—	—	(2,883)
Class I	—	—	—	—	—	(13,714)
Distributions paid*
Class A	—	—	—	—	(103,559)	—
Class C	—	—	—	—	(18,608)	—
Class I	—	—	—	—	(185,710)	—

Total distributions to shareholders	—	(8,460)	—	—	(307,877)	(28,982)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	401,541	1,980,722	1,688,667	3,749,026	112,914	265,435
Class C	78,243	122,043	141,286	286,692	11,117	109,480
Class I	4,704,765	1,889,994	3,669,335	4,104,706	686,030	469,352
Reinvestment of distributions
Class A	—	—	—	—	102,355	12,163
Class C	—	—	—	—	18,608	2,883
Class I	—	6,564	—	—	141,318	7,566
Cost of shares redeemed
Class A	(2,723,193)	(4,219,946)	(8,159,335)	(16,360,448)	(25,484)	(59,958)
Class C	(436,678)	(1,256,685)	(1,618,635)	(6,662,802)	(9,879)	(16,429)
Class I	(2,056,403)	(1,926,244)	(1,215,894)	(4,560,746)	(586,971)	(75,839)
Net increase (decrease) in net assets from share transactions of beneficial interest	(31,725)	(3,403,552)	(5,494,576)	(19,443,572)	450,008	714,653

Total Increase (Decrease) in Net Assets	(3,246,098)	(297,377)	(11,443,551)	(8,805,516)	(242,481)	932,425

Net Assets:
Beginning of period	19,163,408	19,460,785	58,855,043	67,660,559	2,056,878	1,124,453
End of period**	$15,917,310	$19,163,408	$47,411,492	$58,855,043	$1,814,397	$2,056,878

Share Activity:
Class A
Shares Sold	23,169	116,463	95,655	206,792	7,707	17,758
Shares Reinvested	—	—	—	—	8,572	895
Shares Redeemed	(156,655)	(280,487)	(419,609)	(985,959)	(1,650)	(4,514)
Net increase (decrease) in shares of Beneficial interest	(133,486)	(164,025)	(323,954)	(779,168)	14,629	14,139

Class C
Shares Sold	4,595	8,230	7,177	15,974	766	8,207
Shares Reinvested	—	—	—	—	1,604	215
Shares Redeemed	(27,256)	(85,704)	(88,121)	(407,535)	(737)	(1,172)
Net increase (decrease) in shares of Beneficial interest	(22,661)	(77,475)	(80,944)	(391,561)	1,633	7,250

Class I
Shares Sold	267,877	113,394	194,753	237,971	43,257	32,186
Shares Reinvested	—	387	—	—	11,737	554
Shares Redeemed	(122,878)	(126,564)	(67,003)	(266,827)	(50,940)	(5,733)
Net increase (decrease) in shares of Beneficial interest	144,999	(12,783)	127,750	(28,856)	4,054	27,007

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. see “New Accounting Pronouncements” in Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment income (loss) of $0, $(339,934), and $33 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

					Catalyst/Groesbeck
	Catalyst Dynamic Alpha Fund		Catalyst Buyback Strategy Fund		Growth of Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$3,398,275	$(318,791)	$388	$8,909	$46,721	$86,242
Net realized gain (loss) on investments	27,133,986	34,238,659	(1,627,826)	1,175,265	8	602,246
Net change in unrealized appreciation (depreciation) on investments	(60,672,086)	16,576,156	(634,319)	(320,056)	(532,030)	(56,791)
Net increase (decrease) in net assets resulting from operations	(30,139,825)	50,496,024	(2,261,757)	864,118	(485,301)	631,697

Distributions to Shareholders from:
Net investment income
Class A	—	—	—	—	—	(47,048)
Class C	—	—	—	—	—	(1,120)
Class I	—	(28,611)	—	—	—	(26,059)
Net realized gains
Class A	—	(3,212,610)	—	(605,789)	—	(541,034)
Class C	—	(1,291,868)	—	(825,167)	—	(36,561)
Class I	—	(3,641,838)	—	(259,213)	—	(231,078)
Distributions paid*
Class A	(21,594,001)	—	(149,773)	—	(120,528)	—
Class C	(9,651,872)	—	(154,871)	—	(5,389)	—
Class I	(31,997,868)	—	(178,782)	—	(71,436)	—

Total distributions to shareholders	(63,243,741)	(8,174,927)	(483,426)	(1,690,169)	(197,353)	(882,900)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	19,041,770	42,474,777	1,793,517	4,046,080	53,708	34,565
Class C	12,263,525	24,398,223	1,682,968	2,616,492	10,877	7,573
Class I	82,477,055	131,088,617	4,094,929	7,435,632	8,892	502,020
Reinvestment of distributions
Class A	20,473,600	3,088,210	120,495	378,390	113,556	557,678
Class C	9,191,775	1,239,287	133,963	649,052	5,388	34,902
Class I	26,210,271	2,764,790	162,417	210,548	71,182	256,035
Cost of shares redeemed
Class A	(18,594,028)	(61,196,798)	(763,770)	(1,371,961)	(113,497)	(2,072,821)
Class C	(9,379,686)	(16,127,796)	(680,019)	(922,800)	(33,279)	(132,034)
Class I	(86,867,525)	(52,209,640)	(2,816,759)	(853,899)	(97,296)	(175,325)
Redemption Fee Proceeds
Class A	(408)	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	54,816,349	75,519,670	3,727,741	12,187,534	19,531	(987,407)

Total Increase (Decrease) in Net Assets	(38,567,217)	117,840,767	982,558	11,361,483	(663,123)	(1,238,610)

Net Assets:
Beginning of period	388,193,906	270,353,139	20,314,545	8,953,062	6,615,207	7,853,817
End of period**	$349,626,689	$388,193,906	$21,297,103	$20,314,545	$5,952,084	$6,615,207

Share Activity:
Class A
Shares Sold	835,314	1,939,424	165,096	370,376	5,527	3,418
Shares Reinvested	1,130,514	141,401	12,196	35,697	12,616	56,032
Shares Redeemed	(860,178)	(2,845,549)	(74,347)	(120,581)	(12,659)	(203,459)
Net increase (decrease) in shares of Beneficial interest	1,105,650	(764,724)	102,945	285,492	5,484	(144,009)

Class C
Shares Sold	575,471	1,167,319	158,688	240,738	1,146	759
Shares Reinvested	541,329	59,581	13,998	62,771	621	3,608
Shares Redeemed	(460,106)	(778,682)	(67,835)	(83,281)	(3,968)	(13,896)
Net increase (decrease) in shares of Beneficial interest	656,694	448,218	104,851	220,228	(2,201)	(9,529)

Class I
Shares Sold	3,543,510	6,020,477	378,290	674,182	925	49,940
Shares Reinvested	1,433,822	125,558	16,291	19,751	7,846	25,580
Shares Redeemed	(4,194,597)	(2,353,535)	(265,975)	(77,371)	(9,980)	(17,620)
Net increase (decrease) in shares of Beneficial interest	782,735	3,792,500	128,606	616,562	(1,209)	57,900

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. see “New Accounting Pronouncements” in Notes to Financial Statements for more information. The dividends and distriutions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment income of $0, $5,115, and $34,606 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical
	Allocation Fund		Catalyst/MAP Global Equity Fund		Catalyst MLP & Infrastructure Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$348,322	$449,811	$59,821	$254,490	$3,477,784	$6,344,748
Net realized gain (loss) on investments	274,978	4,189,817	265,250	3,528,143	(1,488,444)	(12,058,768)
Net change in unrealized appreciation (depreciation) on investments	(9,431,426)	8,780,720	(3,054,757)	(570,980)	(36,501,267)	3,633,473
Net increase (decrease) in net assets resulting from operations	(8,808,126)	13,420,348	(2,729,686)	3,211,653	(34,511,927)	(2,080,547)

Distributions to Shareholders from:
Net investment income
Class A	—	(557,457)	—	(193,857)	—	(347,136)
Class C	—	(160,687)	—	(132,547)	—	(120,499)
Class I	—	(356,581)	—	(313,378)	—	(517,010)
Net realized gains
Class A	—	(513,726)	—	(152,753)	—	—
Class C	—	(340,544)	—	(147,686)	—	—
Class I	—	(273,091)	—	(198,296)	—	—
Return of capital
Class A	—	—	—	—	—	(4,873,340)
Class C	—	—	—	—	—	(2,312,644)
Class I	—	—	—	—	—	(10,309,380)
Distributions paid*
Class A	(586,622)	—	(988,975)	—	(3,027,179)	—
Class C	(571,596)	—	(823,773)	—	(1,747,174)	—
Class I	(1,190,055)	—	(1,716,666)	—	(6,143,396)	—

Total distributions to shareholders	(2,348,273)	(2,202,086)	(3,529,414)	(1,138,517)	(10,917,749)	(18,480,009)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,672,199	18,835,644	1,850,111	3,608,318	8,612,151	28,366,278
Class C	5,350,416	3,946,009	712,457	2,720,522	4,571,761	16,947,252
Class I	23,148,974	18,799,750	5,595,907	13,458,697	21,024,259	96,724,341
Reinvestment of distributions
Class A	553,283	1,017,509	815,405	286,977	1,754,917	3,169,057
Class C	540,407	472,127	644,074	231,011	1,108,898	1,697,597
Class I	1,106,206	576,381	1,451,435	418,713	5,464,998	9,870,951
Cost of shares redeemed
Class A	(22,722,784)	(30,931,812)	(2,278,444)	(14,638,269)	(9,920,340)	(25,003,416)
Class C	(1,940,516)	(9,170,122)	(1,152,797)	(5,006,573)	(3,241,990)	(4,013,095)
Class I	(14,640,715)	(9,677,427)	(3,909,955)	(3,069,083)	(35,779,578)	(58,396,976)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,932,530)	(6,131,941)	3,728,193	(1,989,687)	(6,404,924)	69,361,989
Total Increase (Decrease) in Net Assets	(14,088,929)	5,086,321	(2,530,907)	83,449	(51,834,600)	48,801,433

Net Assets:
Beginning of period	100,136,750	95,050,429	41,022,172	40,938,723	188,505,183	139,703,750
End of period**	$86,047,821	$100,136,750	$38,491,265	$41,022,172	$136,670,583	$188,505,183

Share Activity:
Class A
Shares Sold	323,197	1,148,519	125,961	241,230	1,621,008	5,061,984
Shares Reinvested	35,399	63,082	60,089	19,629	350,930	573,523
Shares Redeemed	(1,301,410)	(1,923,446)	(151,579)	(996,749)	(2,029,028)	(4,415,692)
Net increase (decrease) in shares of Beneficial interest	(942,814)	(711,845)	34,471	(735,890)	(57,090)	1,219,815

Class C
Shares Sold	313,567	245,687	47,734	184,190	872,419	3,003,420
Shares Reinvested	35,114	29,619	48,427	15,965	222,806	308,808
Shares Redeemed	(114,613)	(592,684)	(77,162)	(337,567)	(665,220)	(716,163)
Net increase (decrease) in shares of Beneficial interest	234,068	(317,378)	18,999	(137,412)	430,005	2,596,065

Class I
Shares Sold	1,334,620	1,136,896	371,764	910,142	4,099,157	17,029,809
Shares Reinvested	71,093	35,800	107,038	28,699	1,088,263	1,790,555
Shares Redeemed	(878,360)	(621,864)	(262,186)	(203,842)	(7,097,522)	(10,531,844)
Net increase in shares of Beneficial interest	527,353	550,832	216,616	734,999	(1,910,102)	8,288,520

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. see “New Accounting Pronouncements” in Notes to Financial Statements for more information. The dividends and distriutions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment income (loss) of $173,216, $(109,695), and $7,143,053 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$16.79		$13.96	$12.39	$15.23	$18.31		$13.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.11)		(0.16)	0.07	0.02	0.07		0.18
Net realized and unrealized gain (loss) on investments	(2.62)		2.99	1.59	(2.78)	(3.14)		4.97
Total from investment operations	(2.73)		2.83	1.66	(2.76)	(3.07)		5.15

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.09)	(0.08)	(0.01)		(0.12)
Total distributions	—		—	(0.09)	(0.08)	(0.01)		(0.12)

Net asset value, end of year/period	$14.06		$16.79	$13.96	$12.39	$15.23		$18.31

Total return (B)	(16.26	)% (F)	20.27%	13.38%	(18.13)%	(16.74	)% (C)	38.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,041		$10,648	$11,145	$17,356	$41,704		$71,084
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.28	% (G)	2.20%	2.13%	1.95%	1.79%		1.84%
Expenses, net waiver and reimbursement (D)	1.76	% (G)	1.75%	1.75%	1.75%	1.68%		1.55%
Net investment income (loss), before waiver and reimbursement (D)(E)	(1.75	)% (G)	(1.49)%	0.14%	(0.06)%	0.33%		0.82%
Net investment income (loss), net waiver and reimbursement (D)(E)	(1.24	)% (G)	(1.04)%	0.51%	0.14%	0.44%		1.11%
Portfolio turnover rate	111	% (F)	188%	228%	189%	214%		231%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$15.97		$13.38	$11.89	$14.63	$17.71		$12.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.16)		(0.26)	(0.03)	(0.07)	(0.05)		0.05
Net realized and unrealized gain (loss) on investments	(2.48)		2.85	1.52	(2.67)	(3.03)		4.83
Total from investment operations	(2.64)		2.59	1.49	(2.74)	(3.08)		4.88

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—		(0.04)
Total distributions	—		—	—	—	—		(0.04)

Net asset value, end of year/period	$13.33		$15.97	$13.38	$11.89	$14.63		$17.71

Total return (B)	(16.53	)% (F)	19.36%	12.53%	(18.73)%	(17.39	)% (C)	37.92%

RATIOS/SUPPLEMENTAL DATA:
Net asset value, end of year/period	$2,592		$3,469	$3,943	$6,213	$13,702		$17,503
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.03	% (G)	2.95%	2.88%	2.70%	2.54%		2.59%
Expenses, net waiver and reimbursement (D)	2.51	% (G)	2.50%	2.50%	2.50%	2.43%		2.30%
Net investment income (loss), before waiver and reimbursement (D,E)	(2.50	)% (G)	(2.24)%	(0.61)%	(0.80)%	0.42%		0.05%
Net investment income (loss), net waiver and reimbursement (D,E)	(1.98	)% (G)	(1.79)%	(0.24)%	(0.60)%	0.31%		0.34%
Portfolio turnover rate	111	% (F)	188%	228%	189%	214%		231%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$16.87		$14.02	$12.46	$15.39	$18.47		$13.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)		(0.13)	0.10	0.05	0.13		0.23
Net realized and unrealized gain (loss) on investments	(2.64)		3.01	1.60	(2.82)	(3.17)		5.00
Total from investment operations	(2.72)		2.88	1.70	(2.77)	(3.04)		5.23

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.14)	(0.16)	(0.04)		(0.15)
Total distributions	—		(0.03)	(0.14)	(0.16)	(0.04)		(0.15)

Net asset value, end of year/period	$14.15		$16.87	$14.02	$12.46	$15.39		$18.47

Total return (B)	(16.12	)% (F)	20.53%	13.65%	(17.95)%	(16.47	)% (C)	39.24%

RATIOS/SUPPLEMENTAL DATA:
Net asset value, end of year/period	$6,284		$5,047	$4,373	$4,154	$15,087		$7,999
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.03	% (G)	1.95%	1.88%	1.70%	1.54%		1.59%
Expenses, net waiver and reimbursement (D)	1.51	% (G)	1.50%	1.50%	1.50%	1.45%		1.30%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.45	)% (G)	(1.27)%	0.32%	0.20%	0.71%		1.07%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.93	)% (G)	(0.82)%	0.70%	0.40%	0.81%		1.37%
Portfolio turnover rate	111	% (F)	188%	228%	189%	214%		231%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$18.53		$15.46	$13.28	$15.03	$15.86		$12.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.09)		(0.08)	0.06	(0.04)	0.07		0.12
Net realized and unrealized gain (loss) on investments	(2.09)		3.15	2.12	(1.71)	(0.30)		3.26
Total from investment operations	(2.18)		3.07	2.18	(1.75)	(0.23)		3.38

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.05)		(0.02)
From net realized gains on investments	—		—	—	—	(0.54)		(0.15)
From paid in capital	—		—	—	—	(0.01)		—
Total distributions	—		—	—	—	(0.60)		(0.17)

Net asset value, end of year/period	$16.35		$18.53	$15.46	$13.28	$15.03		$15.86

Total return (B)	(11.76	)% (F)	19.86%	16.42%	(11.64)%	(1.44)%		26.90%

RATIOS/SUPPLEMENTAL DATA:
Net asset value, end of year/period	$20,892		$29,682	$36,804	$81,330	$228,894		$212,047
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.64	% (G)	1.58%	1.50%	1.49%	1.47%		1.49%
Expenses, net waiver and reimbursement (D)	1.51	% (G)	1.50%	1.50%	1.49%	1.47%		1.47%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.03	)% (G)	(0.57)%	0.44%	(0.26)%	0.46%		0.79%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.91	)% (G)	(0.49)%	0.44%	(0.26)%	0.46%		0.81%
Portfolio turnover rate	109	% (F)	153%	160%	167%	293%		185%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$18.28		$15.36	$13.30	$15.16	$16.05		$12.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.15)		(0.21)	(0.04)	(0.14)	(0.06)		0.01
Net realized and unrealized gain (loss) on investments	(2.06)		3.13	2.10	(1.72)	(0.28)		3.29
Total from investment operations	(2.21)		2.92	2.06	(1.86)	(0.34)		3.30

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	(0.00	) (C)	—
From net realized gains on investments	—		—	—	—	(0.54)		(0.15)
From paid in capital	—		—	—	—	(0.01)		—
Total distributions	—		—	—	—	(0.55)		(0.15)

Net asset value, end of year/period	$16.07		$18.28	$15.36	$13.30	$15.16		$16.05

Total return (B)	(12.09	)% (F)	19.01%	15.49%	(12.27)%	(2.12)%		25.74%

RATIOS/SUPPLEMENTAL DATA:
Net asset value, end of year/period	$11,266		$14,297	$18,030	$33,042	$66,069		$36,144
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.39	% (G)	2.33%	2.25%	2.24%	2.22%		2.24%
Expenses, net waiver and reimbursement (D)	2.26	% (G)	2.25%	2.25%	2.24%	2.22%		2.22%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.78	)% (G)	(1.32)%	(0.30)%	(0.99)%	(0.37)%		0.05%
Net investment income (loss), net waiver and reimbursement (D,E)	(1.65	)% (G)	(1.24)%	(0.30)%	(0.99)%	(0.37)%		0.07%
Portfolio turnover rate	109	% (F)	153%	160%	167%	293%		185%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Represents an amount less than $0.01 per share.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014(A)
	(Unaudited)

Net asset value, beginning of year/period	$18.71		$15.57	$13.34	$15.05		$15.86	$15.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.06)		(0.05)	0.10	(0.00	) (C)	0.06	0.00	(C)
Net realized and unrealized gain (loss) on investments	(2.12)		3.19	2.13	(1.71)		(0.25)	0.08
Total from investment operations	(2.18)		3.14	2.23	(1.71)		(0.19)	0.08

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		(0.07)	—
From net realized gains on investments	—		—	—	—		(0.54)	—
From paid in capital	—		—	—	—		(0.01)	—
Total distributions	—		—	—	—		(0.62)	—

Net asset value, end of year/period	$16.53		$18.71	$15.57	$13.34		$15.05	$15.86

Total return (D)	(11.65	)% (E)	20.17%	16.72%	(11.36)%		(1.16)%	0.51	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net asset value, end of year/period	$15,254		$14,876	$12,827	$19,381		$68,304	$216
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.39	% (F)	1.33%	1.25%	1.24%		1.22%	1.48	% (F)
Expenses, net waiver and reimbursement (G)	1.26	% (F)	1.25%	1.25%	1.24%		1.22%	1.25	% (F)
Net investment income (loss), before waiver and reimbursement (G,H)	(0.73	)% (F)	(0.39)%	0.70%	(0.02)%		0.42%	0.09	% (F)
Net investment income (loss), net waiver and reimbursement(G,H)	(0.60	)% (F)	(0.31)%	0.70%	(0.02)%		0.42%	0.32	% (F)
Portfolio turnover rate	109	% (E)	153%	160%	167%		293%	185	% (E)

(A)	The Catalyst Insider Buying Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst IPOx Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)

Net asset value, beginning of year/period	$15.02		$12.71	$10.25	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)		(0.18)	(0.15)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.74)		2.80	2.75	0.32
Total from investment operations	(1.81)		2.62	2.60	0.25

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.68)		(0.31)	(0.14)	—
Total distributions	(1.68)		(0.31)	(0.14)	—

Net asset value, end of year/period	$11.53		$15.02	$12.71	$10.25

Total return (C)	(12.45	)% (D)	20.87%	25.49%	2.50	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$813		$839	$530	$105
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	5.24	% (E)	7.32%	11.75%	32.12	% (E)
Expenses, net waiver and reimbursement (F)	2.00	% (E)	1.99%	1.99%	1.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(4.24	)% (E)	(6.60)%	(9.30)%	(31.01	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.93	)% (E)	(1.27)%	(1.22)%	(1.02	)% (E)
Portfolio turnover rate	91	% (D)	149%	151%	62	% (D)

	Class C
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)

Net asset value, beginning of year/period	$14.69		$12.54	$10.19	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.12)		(0.27)	(0.22)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.69)		2.73	2.71	0.32
Total from investment operations	(1.81)		2.46	2.49	0.19

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.68)		(0.31)	(0.14)	—
Total distributions	(1.68)		(0.31)	(0.14)	—

Net asset value, end of year/period	$11.20		$14.69	$12.54	$10.19

Total return (C)	(12.73	)% (D)	19.86%	24.55%	1.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$140		$159	$45	$3
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	5.99	% (E)	8.07%	12.50%	32.87	% (E)
Expenses, net waiver and reimbursement (F)	2.75	% (E)	2.74%	2.74%	2.74	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(4.99	)% (E)	(7.31)%	(10.06)%	(32.69	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(1.68	)% (E)	(1.98)%	(1.87)%	(1.87	)% (E)
Portfolio turnover rate	91	% (D)	149%	151%	62	% (D)

(A)	The Catalyst IPOx Allocation Fund Class A and Class C shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst IPOx Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)

Net asset value, beginning of year/period	$15.11		$12.75	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.05)		(0.14)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.75)		2.81	2.74	0.32
Total from investment operations	(1.80)		2.67	2.63	0.26

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.68)		(0.31)	(0.14)	—
Total distributions	(1.68)		(0.31)	(0.14)	—

Net asset value, end of year/period	$11.63		$15.11	$12.75	$10.26

Total return (C)	(12.31	)% (D)	21.20%	25.76%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$862		$1,059	$549	$140
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	4.99	% (E)	7.07%	11.50%	31.87	% (E)
Expenses, net waiver and reimbursement (F)	1.75	% (E)	1.74%	1.74%	1.74	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(3.89	)% (E)	(6.32)%	(10.70)%	(31.26	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.66	)% (E)	(0.99)%	(0.94)%	(0.84	)% (E)
Portfolio turnover rate	91	% (D)	149%	151%	62	% (D)

(A)	The Catalyst IPOx Allocation Fund Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$22.51		$19.64	$16.54	$16.39	$15.43	$12.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.20		(0.02)	0.05	(0.02)	(0.01)	(0.00	) (C)
Net realized and unrealized gain (loss) on investments	(1.56)		3.40	3.05	0.39	2.56	4.26
Total from investment operations	(1.36)		3.38	3.10	0.37	2.55	4.26

LESS DISTRIBUTIONS:
From net investment income	(0.05)		—	—	—	—	—
From net realized gains on investments	(3.38)		(0.51)	—	(0.22)	(1.59)	(1.23)
Total distributions	(3.43)		(0.51)	—	(0.22)	(1.59)	(1.23)

Net asset value, end of year/period	$17.72		$22.51	$19.64	$16.54	$16.39	$15.43

Total return (B)	(6.36	)% (D)	17.28%	18.74%	2.31%	16.98%	35.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$129,415		$139,479	$136,717	$92,749	$111,493	$31,000
Ratios to average net assets
Expenses, before waiver and reimbursement	1.43	% (E)	1.44%	1.44%	1.51%	1.52%	1.56%
Expenses, net waiver and reimbursement	1.36	% (E)	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss), before waiver and reimbursement	1.64	% (E)	(0.18)%	0.16%	(0.28)%	(0.22)%	(0.20)%
Net investment income (loss), net waiver and reimbursement	1.71	% (E)	(0.09)%	0.26%	(0.13)%	(0.05)%	0.01%
Portfolio turnover rate	56	% (D)	87%	95%	119%	84%	108%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$21.35		$18.79	$15.94	$15.92	$15.14	$12.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10		(0.17)	(0.09)	(0.13)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.46)		3.24	2.94	0.37	2.49	4.19
Total from investment operations	(1.36)		3.07	2.85	0.24	2.37	4.09

LESS DISTRIBUTIONS:
From net realized gains on investments	(3.38)		(0.51)	—	(0.22)	(1.59)	(1.23)
Total distributions	(3.38)		(0.51)	—	(0.22)	(1.59)	(1.23)

Net asset value, end of year/period	$16.61		$21.35	$18.79	$15.94	$15.92	$15.14

Total return (B)	(6.73	)% (D)	16.41%	17.88%	1.55%	16.07%	34.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$56,215		$58,216	$42,815	$28,282	$12,696	$608
Ratios to average net assets
Expenses, before waiver and reimbursement	2.18	% (E)	2.19%	2.19%	2.26%	2.27%	2.31%
Expenses, net waiver and reimbursement	2.11	% (E)	2.10%	2.10%	2.10%	2.10%	2.10%
Net investment loss, before waiver and reimbursement	0.89	% (E)	(0.93)%	(0.60)%	(1.02)%	(0.94)%	(0.95)%
Net investment loss, net waiver and reimbursement	0.96	% (E)	(0.84)%	(0.50)%	(0.85)%	(0.77)%	(0.74)%
Portfolio turnover rate	56	% (D)	87%	95%	119%	84%	108%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Represents an amount less than $0.01 per share.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)

Net asset value, beginning of year/period	$22.72		$19.77		$16.61	$16.41	$15.43	$15.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.20		0.04		0.08	0.02	0.04	0.01
Net realized and unrealized gain (loss) on investments	(1.54)		3.42		3.08	0.40	2.53	0.12
Total from investment operations	(1.34)		3.46		3.16	0.42	2.57	0.13

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.00	) (C)	—	—	—	—
From net realized gains on investments	(3.38)		(0.51)		—	(0.22)	(1.59)	—
Total distributions	(3.49)		(0.51)		—	(0.22)	(1.59)	—

Net asset value, end of year/period	$17.89		$22.72		$19.77	$16.61	$16.41	$15.43

Total return (D)	(6.22	)% (E)	17.60%		19.02%	2.61%	17.12%	0.85	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$163,997		$190,499		$90,821	$26,226	$24,187	$118
Ratios to average net assets
Expenses, before waiver and reimbursement	1.18	% (F)	1.19%		1.19%	1.26%	1.27%	1.51	% (F)
Expenses, net waiver and reimbursement	1.11	% (F)	1.10%		1.10%	1.10%	1.10%	1.10	% (F)
Net investment income (loss), before waiver and reimbursement	1.67	% (F)	0.08%		0.37%	(0.03)%	0.10%	0.18	% (F)
Net investment income, net waiver and reimbursement	1.74	% (F)	0.17%		0.45%	0.13%	0.27%	0.59	% (F)
Portfolio turnover rate	56	% (E)	87%		95%	119%	84%	108	% (E)

(A)	The Catalyst Dynamic Alpha Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014 (A)
	(Unaudited)

Net asset value, beginning of year/period	$10.84		$11.81	$9.48	$9.71		$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.03	(0.01)	0.11		0.06		(0.02)
Net realized and unrealized gain (loss) on investments	(0.98)		1.22	2.36	(0.27)		(0.16)		0.21
Total from investment operations	(0.97)		1.25	2.35	(0.16)		(0.10)		0.19

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.02)	(0.07)		—		—
From net realized gains on investments	(0.22)		(2.22)	—	—		(0.38)		—
Total distributions	(0.22)		(2.22)	(0.02)	(0.07)		(0.38)		—

Net asset value, end of year/period	$9.65		$10.84	$11.81	$9.48		$9.71		$10.19

Total return (C)	(8.97	)% (D)	11.05%	24.86%	(1.60)%		(0.84	)% (F)	1.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,580		$6,275	$3,467	$4,095		$5,158		$6,464
Ratios to average net assets
Expenses, before waiver and reimbursement	1.82	% (E)	2.17%	2.18%	2.10%		1.92%		1.99	% (E)
Expenses, net waiver and reimbursement	1.51	% (E)	1.50%	1.50%	1.50%		1.50%		1.50	% (E)
Net investment income (loss), before waiver and reimbursement	(0.19	)% (E)	(0.37)%	(0.73)%	0.53%		0.22%		(0.94	)% (E)
Net investment income (loss), net waiver and reimbursement	0.12	% (E)	0.30%	(0.06)%	1.13%		0.66%		(0.45	)% (E)
Portfolio turnover rate	396	% (D)	836%	734%	790%		806%		384	% (D)

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014 (A)
	(Unaudited)

Net asset value, beginning of year/period	$10.53		$11.62	$9.38	$9.60		$10.16		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		(0.05)	(0.08)	0.03		(0.01)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.94)		1.18	2.32	(0.25)		(0.17)		0.22
Total from investment operations	(0.97)		1.13	2.24	(0.22)		(0.18)		0.16

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.00	) (G)	—		—
From net realized gains on investments	(0.22)		(2.22)	—	—		(0.38)		—
Total distributions	(0.22)		(2.22)	—	—		(0.38)		—

Net asset value, end of year/period	$9.34		$10.53	$11.62	$9.38		$9.60		$10.16

Total return (C)	(9.23	)% (D)	10.11%	23.88%	(2.24)%		(1.65)%		1.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,445		$6,167	$4,244	$4,721		$5,648		$5,567
Ratios to average net assets
Expenses, before waiver and reimbursement	2.57	% (E)	2.92%	2.93%	2.85%		2.67%		2.74	% (E)
Expenses, net waiver and reimbursement	2.26	% (E)	2.25%	2.25%	2.25%		2.25%		2.25	% (E)
Net investment loss, before waiver and reimbursement	(0.93	)% (E)	(1.13)%	(1.48)%	(0.24)%		(0.51)%		(1.71	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.62	)% (E)	(0.46)%	(0.80)%	0.37%		(0.08)%		(1.22	)% (E)
Portfolio turnover rate	396	% (D)	836%	734%	790%		806%		384	% (D)

(A)	The Catalyst Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Represents an amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buyback Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)

Net asset value, beginning of year/period	$10.91		$11.86	$9.52	$9.75	$10.22	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.02		0.06	0.02	0.12	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.98)		1.21	2.37	(0.25)	(0.15)	0.23
Total from investment operations	(0.96)		1.27	2.39	(0.13)	(0.09)	0.22

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.05)	(0.10)	—	—
From net realized gains on investments	(0.22)		(2.22)	—	—	(0.38)	—
Total distributions	(0.22)		(2.22)	(0.05)	(0.10)	(0.38)	—

Net asset value, end of year/period	$9.73		$10.91	$11.86	$9.52	$9.75	$10.22

Total return (C)	(8.90	)% (D)	11.19%	25.19%	(1.27)%	(0.74)%	2.20	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,272		$7,873	$1,242	$1,817	$2,869	$11,042
Ratios to average net assets
Expenses, before waiver and reimbursement	1.57	% (E)	1.92%	1.93%	1.85%	1.67%	1.74	% (E)
Expenses, net waiver and reimbursement	1.26	% (E)	1.25%	1.25%	1.25%	1.25%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement	0.07	% (E)	(0.10)%	(0.49)%	0.68%	0.17%	(0.68	)% (E)
Net investment income (loss), net waiver and reimbursement	0.38	% (E)	0.57%	0.19%	1.27%	0.57%	(0.19	)% (E)
Portfolio turnover rate	396	% (D)	836%	734%	790%	806%	384	% (D)

(A)	The Catalyst Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$9.71		$10.12	$12.98	$15.76		$15.10	$13.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.12	0.10	0.13		0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.78)		0.79	1.67	(1.67)		1.30	2.09
Total from investment operations	(0.71)		0.91	1.77	(1.54)		1.42	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)	(0.19)	(0.13)		(0.12)	(0.11)
From net realized gains on investments	(0.24)		(1.22)	(4.44)	(1.11)		(0.64)	(0.74)
Total distributions	(0.29)		(1.32)	(4.63)	(1.24)		(0.76)	(0.85)

Net asset value, end of year/period	$8.71		$9.71	$10.12	$12.98		$15.76	$15.10

Total return (C)	(7.41	)% (D)	8.84%	17.11%	(9.38)%		9.44%	16.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,664		$4,032	$5,658	$9,089		$17,012	$16,182
Ratios to average net assets
Expenses, before waiver and reimbursement	2.80	% (E)	2.50%	2.24%	1.73%		1.66%	1.69%
Expenses, net waiver and reimbursement	1.36	% (E)	1.35%	1.35%	1.43%		1.55%	1.55%
Net investment income, before waiver and reimbursement	(0.11	)% (E)	0.00%	0.03%	0.65%		0.67%	0.61%
Net investment income, net waiver and reimbursement	1.33	% (E)	1.15%	0.92%	0.94%		0.78%	0.75%
Portfolio turnover rate	0	% (D)	16%	48%	45%		32%	25%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$9.44		$9.88	$12.80	$15.54		$14.91	$13.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.04	0.02	0.03		0.01	0.00	(B)
Net realized and unrealized gain (loss) on investments	(0.76)		0.78	1.65	(1.66)		1.28	2.06
Total from investment operations	(0.73)		0.82	1.67	(1.63)		1.29	2.06

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.04)	(0.15)	(0.00	) (B)	(0.02)	(0.00	) (B)
From net realized gains on investments	(0.24)		(1.22)	(4.44)	(1.11)		(0.64)	(0.74)
Total distributions	(0.25)		(1.26)	(4.59)	(1.11)		(0.66)	(0.74)

Net asset value, end of year/period	$8.46		$9.44	$9.88	$12.80		$15.54	$14.91

Total return (C)	(7.75	)% (D)	8.04%	16.33%	(10.11)%		8.68%	15.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$152		$191	$294	$424		$561	$540
Ratios to average net assets
Expenses, before waiver and reimbursement	3.55	% (E)	3.25%	2.99%	2.48%		2.41%	2.44%
Expenses, net waiver and reimbursement	2.11	% (E)	2.10%	2.10%	2.18%		2.30%	2.30%
Net investment loss, before waiver and reimbursement	(0.86	)% (E)	(0.75)%	(0.72)%	(0.10)%		(0.08)%	(0.13)%
Net investment income, net waiver and reimbursement	0.57	% (E)	0.40%	0.15%	0.20%		0.03%	0.01%
Portfolio turnover rate	0	% (D)	16%	48%	45%		32%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$9.77		$10.17	$12.98	$15.76	$15.10	$13.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.15	0.14	0.17	0.17	0.14
Net realized and unrealized gain (loss) on investments	(0.79)		0.80	1.70	(1.68)	1.29	2.09
Total from investment operations	(0.71)		0.95	1.84	(1.51)	1.46	2.23

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.13)	(0.21)	(0.16)	(0.16)	(0.14)
From net realized gains on investments	(0.24)		(1.22)	(4.44)	(1.11)	(0.64)	(0.74)
Total distributions	(0.30)		(1.35)	(4.65)	(1.27)	(0.80)	(0.88)

Net asset value, end of year/period	$8.76		$9.77	$10.17	$12.98	$15.76	$15.10

Total return (B)	(7.35	)% (C)	9.18%	17.71%	(9.14)%	9.71%	16.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,136		$2,393	$1,903	$8,681	$3,869	$3,058
Ratios to average net assets
Expenses, before waiver and reimbursement	2.55	% (D)	2.25%	1.99%	1.48%	1.41%	1.44%
Expenses, net waiver and reimbursement	1.11	% (D)	1.10%	1.10%	1.18%	1.30%	1.30%
Net investment income, before waiver and reimbursement	0.14	% (D)	0.27%	0.56%	0.92%	0.94%	0.85%
Net investment income, net waiver and reimbursement	1.58	% (D)	1.42%	1.14%	1.26%	1.05%	0.98%
Portfolio turnover rate	0	% (C)	16%	48%	45%	32%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$16.92		$14.87	$13.01	$14.28	$14.50	$12.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.10	0.14	0.14	0.14	0.18
Net realized and unrealized gain (loss) on investments	(1.55)		2.41	1.91	(0.30)	0.57	2.73
Total from investment operations	(1.48)		2.51	2.05	(0.16)	0.71	2.91

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.24)	(0.19)	(0.08)	(0.13)	(0.08)
From net realized gains on investments	(0.32)		(0.22)	—	(1.03)	(0.80)	(0.45)
Total distributions	(0.41)		(0.46)	(0.19)	(1.11)	(0.93)	(0.53)

Net asset value, end of year/period	$15.03		$16.92	$14.87	$13.01	$14.28	$14.50

Total return (B)	(8.83	)% (E)	17.00%	15.83%	(1.04)%	4.74%	24.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$21,214		$39,835	$45,595	$55,827	$94,156	$76,417
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.74	% (F)	1.75%	1.72%	1.74%	1.73%	1.77%
Expenses, net waiver and reimbursement (C)	1.51	% (F)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income, before waiver and reimbursement (C,D)	0.54	% (F)	0.38%	0.75%	0.82%	0.76%	1.05%
Net investment income, net waiver and reimbursement (C,D)	0.78	% (F)	0.63%	0.97%	1.06%	0.98%	1.32%
Portfolio turnover rate	70	% (E)	146%	95%	91%	194%	165%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$16.64		$14.62	$12.78	$14.08	$14.33	$12.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	(G)	(0.02)	0.03	0.04	0.04	0.08
Net realized and unrealized gain (loss) on investments	(1.51)		2.36	1.88	(0.30)	0.54	2.72
Total from investment operations	(1.51)		2.34	1.91	(0.26)	0.58	2.80

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.10)	(0.07)	(0.01)	(0.03)	(0.06)
From net realized gains on investments	(0.32)		(0.22)	—	(1.03)	(0.80)	(0.45)
Total distributions	(0.33)		(0.32)	(0.07)	(1.04)	(0.83)	(0.51)

Net asset value, end of year/period	$14.80		$16.64	$14.62	$12.78	$14.08	$14.33

Total return (B)	(9.16	)% (E)	16.11%	14.99%	(1.82)%	3.93%	23.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$26,373		$25,769	$27,280	$33,653	$40,645	$24,157
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.50	% (F)	2.50%	2.47%	2.49%	2.48%	2.52%
Expenses, net waiver and reimbursement (C)	2.26	% (F)	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.21	)% (F)	(0.36)%	(0.01)%	0.10%	0.02%	0.33%
Net investment income (loss), net waiver and reimbursement (C,D)	0.03	% (F)	(0.11)%	0.21%	0.34%	0.24%	0.59%
Portfolio turnover rate	70	% (E)	146%	95%	91%	194%	165%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

(G)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)

Net asset value, beginning of year/period	$16.91		$14.87	$13.02	$14.30	$14.51	$14.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.14	0.18	0.18	0.19	0.01
Net realized and unrealized gain (loss) on investments	(1.55)		2.41	1.91	(0.31)	0.56	(0.07	) (F)
Total from investment operations	(1.46)		2.55	2.09	(0.13)	0.75	(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.29)	(0.24)	(0.12)	(0.16)	—
From net realized gains on investments	(0.32)		(0.22)	—	(1.03)	(0.80)	—
Total distributions	(0.48)		(0.51)	(0.24)	(1.15)	(0.96)	—

Net asset value, end of year/period	$14.97		$16.91	$14.87	$13.02	$14.30	$14.51

Total return (C)	(8.72	)% (D)	17.28%	16.14%	(0.79)%	5.01%	(0.41	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$38,461		$34,533	$22,176	$14,561	$27,230	$135
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.50	% (E)	1.50%	1.47%	1.49%	1.48%	1.90	% (E)
Expenses, net waiver and reimbursement (G)	1.26	% (E)	1.25%	1.25%	1.25%	1.25%	1.20	% (E)
Net investment income, before waiver and reimbursement (G,H)	0.76	% (E)	0.64%	1.00%	1.07%	1.04%	0.13	% (E)
Net investment income, net waiver and reimbursement (G,H)	1.00	% (E)	0.89%	1.22%	1.31%	1.27%	0.83	% (E)
Portfolio turnover rate	70	% (D)	146%	95%	91%	194%	165	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$15.33		$14.54	$12.44	$12.43	$13.56	$11.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.09	0.18	0.18	0.18	0.15
Net realized and unrealized gain (loss) on investments	(0.98)		1.13	2.13	(0.03)	(0.67)	2.69
Total from investment operations	(0.96)		1.22	2.31	0.15	(0.49)	2.84

LESS DISTRIBUTIONS:
From net investment income	—		(0.24)	(0.14)	(0.14)	(0.13)	(0.12)
From net realized gains on investments	(1.29)		(0.19)	(0.07)	—	(0.51)	(0.20)
Total distributions	(1.29)		(0.43)	(0.21)	(0.14)	(0.64)	(0.32)

Net asset value, end of year/period	$13.08		$15.33	$14.54	$12.44	$12.43	$13.56

Total return (B)	(6.54	)% (E)	8.50%	18.73%	1.28%	(3.58)%	26.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,962		$12,314	$22,381	$22,279	$23,973	$18,917
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.67	% (F)	1.66%	1.65%	1.70%	1.64%	1.77%
Expenses, net waiver and reimbursement (C)	1.44	% (F)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (C,D)	0.06	% (F)	0.49%	1.24%	1.35%	1.34%	0.96%
Net investment income, net waiver and reimbursement (C,D)	0.29	% (F)	0.60%	1.34%	1.50%	1.43%	1.18%
Portfolio turnover rate	7	% (E)	30%	26%	26%	33%	50%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)

Net asset value, beginning of year/period	$15.11		$14.37	$12.32	$12.30	$13.40	$10.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.01)	0.10	0.09	0.09	0.05
Net realized and unrealized gain (loss) on investments	(0.97)		1.11	2.07	(0.03)	(0.68)	2.68
Total from investment operations	(1.00)		1.10	2.17	0.06	(0.59)	2.73

LESS DISTRIBUTIONS:
From net investment income	—		(0.17)	(0.05)	(0.04)	—	(0.06)
From net realized gains on investments	(1.29)		(0.19)	(0.07)	—	(0.51)	(0.20)
Total distributions	(1.29)		(0.36)	(0.12)	(0.04)	(0.51)	(0.26)

Net asset value, end of year/period	$12.82		$15.11	$14.37	$12.32	$12.30	$13.40

Total return (B)	(6.90	)% (E)	7.73%	17.69%	0.54%	(4.37)%	25.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,763		$10,037	$11,524	$6,795	$6,962	$6,072
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.42	% (F)	2.41%	2.40%	2.45%	2.39%	2.52%
Expenses, net waiver and reimbursement (C)	2.19	% (F)	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.66	)% (F)	(0.19)%	0.66%	0.62%	0.62%	0.20%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.43	)% (F)	(0.08)%	0.76%	0.77%	0.71%	0.42%
Portfolio turnover rate	7	% (E)	30%	26%	26%	33%	50%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014 (A)
	(Unaudited)

Net asset value, beginning of year/period	$15.32		$14.54	$12.45	$12.44	$13.56	$13.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.05		0.18	0.30	0.25	0.28	0.02
Net realized and unrealized gain (loss) on investments	(0.98)		1.09	2.03	(0.07)	(0.74)	0.06
Total from investment operations	(0.93)		1.27	2.33	0.18	(0.46)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.30)	(0.17)	(0.17)	(0.15)	—
From net realized gains on investments	(1.29)		(0.19)	(0.07)	—	(0.51)	—
Total distributions	(1.31)		(0.49)	(0.24)	(0.17)	(0.66)	—

Net asset value, end of year/period	$13.08		$15.32	$14.54	$12.45	$12.44	$13.56

Total return (C)	(6.33	)% (D)	8.85%	18.91%	1.56%	(3.33)%	0.59	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$18,767		$18,671	$7,034	$1,320	$455	$136
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.42	% (E)	1.36%	1.35%	1.45%	1.39%	1.81	% (E)
Expenses, net waiver and reimbursement (F)	1.19	% (E)	1.25%	1.25%	1.25%	1.25%	1.25	% (E)
Net investment income, before waiver and reimbursement (F)(G)	0.38	% (E)	1.07%	2.10%	1.89%	2.04%	1.40	% (E)
Net investment income, net waiver and reimbursement (F)(G)	0.61	% (E)	1.18%	2.20%	2.06%	2.18%	1.96	% (E)
Portfolio turnover rate	7	% (D)	30%	26%	26%	33%	50	% (D)

(A)	Catalyst/MAP Global Equity Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)

Net asset value, beginning of year/period	$5.48		$6.28	$6.31	$9.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.22	0.24	0.32	0.08
Net realized and unrealized gain (loss) on investments	(1.10)		(0.38)	0.38	(3.30)	0.09	(F)
Total from investment operations	(1.00)		(0.16)	0.62	(2.98)	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.04)	(0.29)	(0.29)	(0.09)
From return of capital	—		(0.60)	(0.36)	(0.35)	(0.15)
Total distributions	(0.32)		(0.64)	(0.65)	(0.64)	(0.24)

Net asset value, end of year/period	$4.16		$5.48	$6.28	$6.31	$9.93

Total return (C)	(19.11	)% (D)	(2.11)%	9.38%	(29.05)%	1.58	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$38,184		$50,624	$50,307	$22,775	$7,906
Ratios to average net assets
Expenses, before waiver and reimbursement	1.72	% (E)	1.76%	1.76%	2.03%	3.41	% (E)
Expenses, net waiver and reimbursement	1.66	% (E)	1.65%	1.65%	1.65%	1.65	% (E)
Net investment income (loss), before waiver and reimbursement	3.71	% (E)	3.80%	3.33%	5.00%	(0.30	)% (E)
Net investment income, net waiver and reimbursement	3.77	% (E)	3.91%	3.44%	5.40%	1.46	% (E)
Portfolio turnover rate	14	% (D)	49%	32%	96%	11	% (D)

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)

Net asset value, beginning of year/period	$5.48		$6.28	$6.32	$9.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.18	0.18	0.26	0.04
Net realized and unrealized gain (loss) on investments	(1.10)		(0.38)	0.38	(3.27)	0.10	(F)
Total from investment operations	(1.02)		(0.20)	0.56	(3.01)	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.04)	(0.26)	(0.26)	(0.06)
From return of capital	—		(0.56)	(0.34)	(0.34)	(0.15)
Total distributions	(0.30)		(0.60)	(0.60)	(0.60)	(0.21)

Net asset value, end of year/period	$4.16		$5.48	$6.28	$6.32	$9.93

Total return (C)	(19.40	)% (D)	(2.79)%	8.47%	(29.44)%	1.35	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$24,614		$30,078	$18,160	$6,204	$1,278
Ratios to average net assets
Expenses, before waiver and reimbursement	2.47	% (E)	2.51%	2.51%	2.78%	4.16	% (E)
Expenses, net waiver and reimbursement	2.41	% (E)	2.40%	2.40%	2.40%	2.40	% (E)
Net investment income (loss), before waiver and reimbursement	2.97	% (E)	3.12%	2.49%	4.24%	(1.03	)% (E)
Net investment income, net waiver and reimbursement	3.03	% (E)	3.23%	2.60%	4.62%	0.73	% (E)
Portfolio turnover rate	14	% (D)	49%	32%	96%	11	% (D)

(A)	The Catalyst MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periods primarily due to the timing of sales and repurchases fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (A)
	(Unaudited)

Net asset value, beginning of year/period	$5.50		$6.29	$6.32	$9.94	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.24	0.25	0.32	0.09
Net realized and unrealized gain (loss) on investments	(1.11)		(0.38)	0.38	(3.28)	0.09	(F)
Total from investment operations	(1.00)		(0.14)	0.63	(2.96)	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.04)	(0.29)	(0.30)	(0.09)
From return of capital	—		(0.61)	(0.37)	(0.36)	(0.15)
Total distributions	(0.33)		(0.65)	(0.66)	(0.66)	(0.24)

Net asset value, end of year/period	$4.17		$5.50	$6.29	$6.32	$9.94

Total return (C)	(19.12	)% (D)	(1.69)%	9.61%	(28.86)%	1.76	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$73,872		$107,804	$71,237	$22,187	$6,253
Ratios to average net assets
Expenses, before waiver and reimbursement	1.47	% (E)	1.51%	1.51%	1.78%	3.16	% (E)
Expenses, net waiver and reimbursement	1.41	% (E)	1.40%	1.40%	1.40%	1.40	% (E)
Net investment income (loss), before waiver and reimbursement	4.04	% (E)	4.07%	3.44%	5.08%	(0.03	)% (E)
Net investment income, net waiver and reimbursement	4.10	% (E)	4.18%	3.55%	5.46%	1.73	% (E)
Portfolio turnover rate	14	% (D)	49%	32%	96%	11	% (D)

(A)	The Catalyst MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periods primarily due to the timing repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying (“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst IPOx Allocation (“IPOx Allocation”)		Long-term capital appreciation
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation
Catalyst Buyback Strategy (“Buyback Strategy”)		Long-term capital appreciation
Catalyst/Groesbeck Growth of Income (“Growth of Income”)	Groesbeck Investment Management Corp. (“GIM”)	Income with capital appreciation as a secondary objective
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Total return from long-term capital appreciation and current income
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst MLP & Infrastructure (“MLP & Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation

The Funds are non-diversified except Insider Buying, Buyback Strategy, Growth of Income Fund and Global Equity, which are diversified.

As of December 31, 2018, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and ASU 2013-08.

a)        Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$15,894,758	$—	$—	$15,894,758
Total Assets	$15,894,758	$—	$—	$15,894,758

Insider Buying
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$46,178,551	$—	$—	$46,178,551
Total Assets	$46,178,551	$—	$—	$46,178,551

IPOx Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$1,813,039	$—	$—	$1,813,039
Total Assets	$1,813,039	$—	$—	$1,813,039

Dynamic Alpha
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$340,103,135	$—	$—	$340,103,135
Total Assets	$340,103,135	$—	$—	$340,103,135

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Buyback Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$20,977,134	$—	$—	$20,977,134
Total Assets	$20,977,134	$—	$—	$20,977,134

Growth of Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$5,634,231	$—	$—	$5,634,231
Total Assets	$5,634,231	$—	$—	$5,634,231

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$70,324,910	$—	$—	$70,324,910
U.S. Government Securities	—	14,824,821	—	14,824,821
Total Assets	$70,324,910	$14,824,821	$—	$85,149,731

Global Equity
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$35,083,807	$—	$—	$35,083,807
Mutual Fund	1,210,110	—	—	1,210,110
Total Assets	$36,293,917	$—	$—	$36,293,917
Liabilities(a,b)
Call Options Written	$40,100	$110,492	$—	$150,592
Total Liabilities	$40,100	$110,492	$—	$150,592

MLP & Infrastructure
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$137,384,778	$—	$—	$137,384,778
Total Assets	$137,384,778	$—	$—	$137,384,778

The Funds did not hold any Level 3 securities during the year.

(a) Refer to the Portfolio of Investments for security classifications.

(b) There were no transfers into or out of Level 1 and Level 2 during the year.

It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)         Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds agent in acquiring the options).

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2018, were as follows:

			Location of derivatives on Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
Global Equity
	Call Options written	Equity	Options written	$150,592

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2018, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Options written	Equity	Net realized loss on options written	$(123,141)
	Options written	Equity	Net change in unrealized appreciation on options written	183,876
			Totals	$60,735

The contracts outstanding as of December 31, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c)        Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2018, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2016-2018 for the Funds) or expected to be taken in 2019 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)        Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)        The MLP & Infrastructure Fund typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

g)        Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)        Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

i)        Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Small-Cap Insider	Annually	Annually
Insider Buying	Annually	Annually
IPOx Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually
Buyback Strategy	Annually	Annually
Growth of Income	Quarterly	Annually
Tactical Allocation	Annually	Annually
Global Equity	Annually	Annually
MLP & Infrastructure	Monthly	Annually

j)        Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)        Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)        Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. There were no CDSC fees paid by the shareholders of Small Cap Insider, Insider Buying, IPOx Allocation, Dynamic Alpha, Buyback Strategy, Growth of Income, Tactical Allocation, Global Equity and MLP & Infrastructure.

m)        Security Loans - The Small-Cap Insider and the Buyback Strategy have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, and retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due resulting in a loss. Under the terms of the Securities Lending Agreement, each Fund is indemnified for such losses by the securities lending agent. As of December 31, 2018 the Funds did not have securities on loan.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Small-Cap Insider	$20,897,376	$20,937,593
Insider Buying	59,772,662	66,284,554
IPOx Allocation	2,255,897	2,050,957
Dynamic Alpha	227,958,578	232,694,547
Buyback Strategy	90,762,209	87,510,924
Growth of Income	437,415	31
Tactical Allocation	68,844,282	76,528,919
Global Equity	3,178,974	2,647,339
MLP & Infrastructure	25,506,673	38,970,547

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the six months ended December 31, 2018, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

									Management
					Expense Limitation				Fees Waived/
	Management	Expense Limitation			Prior to 11/1/18				Expenses
Fund	Agreement	Cl A	Cl C	Cl I	Cl A	Cl C	Cl I	Expires	Reimbursed
Small-Cap Insider	1.25%	1.78%	2.53%	1.53%	1.75%	2.50%	1.50%	10/31/2019	$50,020
Insider Buying	1.00%	1.53%	2.28%	1.28%	1.50%	2.25%	1.25%	10/31/2019	35,224
IPOx Allocation	1.50%	2.02%	2.77%	1.77%	1.99%	2.74%	1.74%	10/31/2019	40,087
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	1.35%	2.10%	1.10%	10/31/2019	142,286
Buyback Strategy	1.00%	1.53%	2.28%	1.28%	1.50%	2.25%	1.25%	10/31/2019	35,569
Growth of Income	1.00%	1.38%	2.13%	1.13%	1.35%	2.10%	1.10%	10/31/2019	48,199
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	1.55%	2.25%	1.25%	10/31/2019	123,174
Global Equity	1.00%	1.21%	1.96%	0.96%	1.55%	2.30%	1.25%	10/31/2019	50,828
MLP & Infrastructure	1.25%	1.68%	2.43%	1.43%	1.65%	2.40%	1.40%	10/31/2019	54,843

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

	Recapture Expires
Fund	2019	2020	2021
Small-Cap Insider	$81,912	$89,693	$82,177
Insider Buying	—	—	47,148
IPOx Allocation	52,153	55,830	70,332
Dynamic Alpha	245,721	177,113	309,787
Buyback Strategy	70,812	68,815	81,377
Growth of Income	57,470	75,616	82,728
Tactical Allocation	309,686	222,067	234,191
Global Equity	43,565	36,543	53,577
MLP & Infrastructure	86,597	115,260	177,202

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2018 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officers fees payable” and the amounts accrued for the period are shown in the Statements of

Operations under “Management Services fees” and “Compliance officer fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2018, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Small-Cap Insider	$11,854	$16,698
Insider Buying	32,210	69,399
IPOx Allocation	1,111	797
Dynamic Alpha	180,892	312,956
Buyback Strategy	8,723	34,383
Growth of Income	5,107	1,006
Tactical Allocation	41,332	139,242
Global Equity	15,268	48,958
MLP & Infrastructure	62,693	152,543

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider	18,057,559	109,132	(2,271,933)	(2,162,801)
Insider Buying	47,994,295	954,612	(2,770,356)	(1,815,744)
IPOx Allocation	1,980,655	85,876	(253,492)	(167,616)
Dynamic Alpha	344,269,812	13,546,743	(17,713,420)	(4,166,677)
Buyback Strategy	21,720,631	263,063	(1,006,560)	(743,497)
Growth of Income	5,081,302	1,054,827	(501,898)	552,929
Tactical Allocation	78,827,726	9,523,333	(3,201,328)	6,322,005
Global Equity	34,248,216	5,888,737	(3,993,628)	1,895,109
MLP & Infrastructure	171,132,554	2,769,275	(36,517,051)	(33,747,776)

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Catalyst Small-Cap Insider Buying Fund	$8,451	$—	$9	$8,460
Catalyst Insider Buying Fund	—	—	—	—
Catalyst IPOx Allocation Fund	17,573	11,409	—	28,982
Catalyst Dynamic Alpha Fund	28,611	8,146,316	—	8,174,927
Catalyst Buyback Strategy Fund	1,690,169	—	—	1,690,169
Catalyst/Groesbeck Growth of Income Fund	414,345	468,555	—	882,900
Catalyst/Lyons Tactical Allocation Fund	1,074,725	1,127,361	—	2,202,086
Catalyst/MAP Global Equity Fund	1,104,434	34,083	—	1,138,517
Catalyst MLP & Infrastructure Fund	984,645	—	17,495,364	18,480,009

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Catalyst Small-Cap Insider Buying Fund	$137,459	$—	$155	$137,614
Catalyst Insider Buying Fund	—	—	—	—
Catalyst IPOx Allocation Fund	1,088	3,770	—	4,858
Catalyst Dynamic Alpha Fund	—	—	—	—
Catalyst Buyback Strategy Fund	19,545	—	—	19,545
Catalyst/Groesbeck Growth of Income Fund	129,324	2,299,458	—	2,428,782
Catalyst/Lyons Tactical Allocation Fund	1,158,557	—	—	1,158,557
Catalyst/MAP Global Equity Fund	315,987	174,020	—	490,007
Catalyst MLP & Infrastructure Fund	3,058,401	—	6,927,348	9,985,749

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small-Cap Insider Buying	$—	$—	$—	$(29,855,933)	$—	$1,139,015	$(28,716,918)
Insider Buying	—	—	(339,934)	(19,159,366)	—	7,173,154	(12,326,146)
IPOx Allocation	35,484	194,660	—	—	—	104,164	334,308
Dynamic Alpha	1,934,359	27,169,067	—	—	—	56,505,409	85,608,835
Buyback Strategy	478,309	—	—	—	—	(109,178)	369,131
Growth of Income	5,767	158,415	—	—	—	1,084,959	1,249,141
Lyons Tactical Allocation	173,216	557,368	—	—	—	15,753,431	16,484,015
MAP Global Equity	29,191	3,500,016	—	—	—	4,948,229	8,477,436
MLP & Infrastructure	—	—	(6,155,431)	(3,437,104)	—	2,751,001	(6,841,534)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations, and passive foreign investment companies, and adjustments for real estate investment trusts, partnerships, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Small-Cap Insider Buying	$—
Insider Buying	339,934
IPOx Allocation	—
Dynamic Alpha	—
Buyback Strategy	—
Growth of Income	—
Lyons Tactical Allocation	—
MAP Global Equity	—
MLP & Infrastructure	3,883

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Small-Cap Insider Buying	$—
Insider Buying	—
IPOx Allocation	—
Dynamic Alpha	—
Buyback Strategy	—
Growth of Income	—
Lyons Tactical Allocation	—
MAP Global Equity	—
MLP & Infrastructure	6,151,548

At June 30, 2018, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total	CLCF Utilized
Small-Cap Insider Buying	$—	$24,793,645	$5,062,288	$29,855,933	$3,437,475
Insider Buying	—	19,159,366	—	19,159,366	9,791,280
IPOx Allocation	—	—	—	—	—
Dynamic Alpha	—	—	—	—	—
Buyback Strategy	—	—	—	—	—
Growth of Income	—	—	—	—	—
Lyons Tactical Allocation	—	—	—	—	1,918,845
MAP Global Equity	—	—	—	—	—
MLP & Infrastructure	—	3,437,104	—	3,437,104	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclassification of fund distributions, and adjustments for passive foreign investment companies, real estate investment trusts, grantor trusts, partnerships, C-Corporations, resulted in reclassification for the following Funds for the year ended June 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Small-Cap Insider Buying	$(129,852)	$277,238	$(147,386)
Insider Buying	(251,448)	(17,874)	269,322
IPOx Allocation	—	15,833	(15,833)
Dynamic Alpha	—	321,504	(321,504)
Buyback Strategy	—	(3,794)	3,794
Growth of Income	—	(10,160)	10,160
Lyons Tactical Allocation	—	—	—
MAP Global Equity	—	(163,428)	163,428
MLP & Infrastructure	(40,462)	(1,757,486)	1,797,948

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018	SEMI-ANNUAL REPORT

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2018, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Buyback	Growth
Owner	Strategy	of Income
LPL Financial, LLC *	31%
Matrix Trust Company		29%
Robert P. Groesbeck		42%

*	These owners are comprised of multiple investors and accounts.

(7)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions,removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adapted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders,except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adapted with these financial statements.

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (“Catalyst”) and Lyons Wealth Management Corp. (“Lyons”) with respect to the Catalyst/Lyons Tactical Allocation Fund (the “Fund”).

In connection with a regular meeting held on November 19, 2018, the Board of Trustees (the

“Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Lyons (the “Sub-Advisory Agreement”), with respect to the Fund.

The Board assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Lyons.

Nature, Extent, and Quality of Services. The Board observed that Lyons’s proprietary portfolio management models included an equity selection model and a tactical allocation signal that determined whether the Fund would allocate to cash or cash equivalents during times of market instability. The Board noted that Lyons developed and maintained investment parameters for the Fund. The Board noted that Lyons monitored compliance with the Fund’s investment limitations using checklists and daily fund reports to reconcile inflows, outflows and trade executions. The Board commented that Lyons’s chief compliance officer reviewed the operational, financial and regulatory status of a potential broker-dealer before selecting that broker-dealer, and periodically reviewed that broker-dealer once selected. The Board noted that Lyons had no material compliance, regulatory or litigation issues since the sub-advisory agreement’s most recent renewal, and that the advisor recommended continuing the services of Lyons. The Board concluded that the services provided by Lyons were satisfactory and in line with the Board’s expectations for the Fund.

Performance. The Board remarked that the Fund outperformed the benchmark Lipper Flexible Portfolio Funds Index and its peer group across all periods. The Board noted that Lyons had been consistent in its approach to portfolio management, and that the Fund’s performance benefitted from it remaining invested in the market despite periods of disruption. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Board observed that Lyons’s sub-advisory fee was 50% of the advisor’s net management fee, or a maximum of 0.625% annually. It noted that Lyons’s sub-advisory fee was lower than the fee it charged to other accounts. The Board concluded that Lyons’s sub-advisory fee was not unreasonable.

Profitability. The Board noted that Lyons was earning a modest profit from its relationship with the Fund in terms of actual dollars and percentage of revenue. The Board concluded that excessive profitability of Lyons was not an issue at this time.

Economies of Scale. The Board considered whether Lyons had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expenses. The Board agreed that the Fund did not appear to have benefitted from material economies of scale.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

Conclusion. Having requested and received such information from Lyons as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Lyons, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisers, LLC (“Catalyst”) and SL Advisors (“SL Advisors”) with respect to the Catalyst MLP & Infrastructure Fund (the “Fund”).

In connection with a regular meeting held on November 19, 2018, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and SL Advisors (the “Sub-Advisory Agreement”), with respect to the Fund.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by SL Advisors.

Nature, Extent, and Quality of Services. The Board reviewed the academic credentials and experience of SL Advisors’ team responsible for managing the the Fund’s portfolio. The Board noted that SL Advisors used a bottom-up fundamental analysis focused on financial statements to research potential investments. The Board remarked that the SL Advisors reviewed company filings, presentations, sell-side research and industry publications before making investment decisions. The Board noted that SL Advisors monitored regulatory risks by keeping abreast of proposed changes in legislation that might impact certain sectors, and attempted to mitigate risk by maintaining portfolio diversification and observing limits on position sizing. The Board acknowledged that SL Advisors selected broker dealers based on competitive commissions, ability to execute, and the quality of their service and trading technology platform. The Board noted that there were no material compliance, regulatory, or litigation issues since the last renewal of the sub-advisory agreement, and that the advisor recommended continuing the services of SL Advisors. The Board concluded that the nature, extent and quality of services provided by SL Advisors were satisfactory and in line with its expectations for the Fund.

Performance. The Board noted that the Fund trailed the benchmark Alerian Total Return Index across all periods. The Board considered that the Fund had less than 25% invested in master limited partnerships due to tax issues, and that the benchmark index had 100% exposure to master limited partnerships. The Board discussed that the Fund’s performance over the long term was closer to the benchmark index than its 1-year returns. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Board commented that SL Advisors received half the total advisory fee, less waivers, if any, with a maximum fee of 0.625%. The Board noted that SL Advisors’ sub-advisory fee for the Fund was lower than the advisory fee it charged to other client accounts. The Board concluded that the SL Advisors’ sub-advisory fee was not unreasonable.

Profitability. The Board acknowledged that SL Advisors was sub-advising the Fund at a profit, but that its profit margin, in terms of both actual dollars and percentage of revenue, was modest. The Board concluded that excessive profitability of SL Advisors was not an issue at this time

Economies of Scale. The Board considered whether SL Advisors had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Board agreed that this was primarily

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that SL Advisors did not appear to have benefited from meaningful economies of scale.

Conclusion. Having requested and received such information from SL Advisors as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and SL Advisors, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Catalyst, the Fund and the Fund’s shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/18) and held for the entire period through 12/31/18.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/18	Value 12/31/18	During Period *	Value 12/31/18	During Period *

Catalyst Small Cap Insider Buying Fund - Class A	1.76%	$1,000.00	$837.40	$8.15	$1,016.33	$8.94
Catalyst Small Cap Insider Buying Fund - Class C	2.51%	1,000.00	834.70	11.61	1,012.55	12.73
Catalyst Small Cap Insider Buying Fund - Class I	1.51%	1,000.00	838.80	7.00	1,017.59	7.68
Catalyst Insider Buying Fund - Class A	1.51%	1,000.00	882.40	7.16	1,017.59	7.68
Catalyst Insider Buying Fund - Class C	2.26%	1,000.00	879.10	10.70	1,013.81	11.47
Catalyst Insider Buying Fund - Class I	1.26%	1,000.00	883.50	5.98	1,018.85	6.41
Catalyst IPOx Allocation Fund - Class A	2.00%	1,000.00	875.50	9.45	1,015.12	10.16
Catalyst IPOx Allocation Fund - Class C	2.75%	1,000.00	872.70	12.98	1,011.34	13.94
Catalyst IPOx Allocation Fund - Class I	1.75%	1,000.00	876.90	8.28	1,016.38	8.89
Catalyst Dynamic Alpha Fund - Class A	1.36%	1,000.00	936.40	6.64	1,018.35	6.92
Catalyst Dynamic Alpha Fund - Class C	2.11%	1,000.00	932.70	10.28	1,014.57	10.71
Catalyst Dynamic Alpha Fund - Class I	1.11%	1,000.00	937.80	5.42	1,019.61	5.65
Catalyst Buyback Strategy Fund - Class A	1.51%	1,000.00	910.30	7.27	1,017.59	7.68
Catalyst Buyback Strategy Fund - Class C	2.26%	1,000.00	907.70	10.87	1,013.81	11.47
Catalyst Buyback Strategy Fund - Class I	1.26%	1,000.00	911.00	6.07	1,018.85	6.41
Catalyst/Groesbeck Growth of Income Fund - Class A	1.36%	1,000.00	925.90	6.60	1,018.35	6.92
Catalyst/Groesbeck Growth of Income Fund - Class C	2.11%	1,000.00	922.50	10.22	1,014.57	10.71
Catalyst/Groesbeck Growth of Income Fund - Class I	1.11%	1,000.00	926.50	5.39	1,019.61	5.65
Catalyst/Lyons Tactical Allocation Fund - Class A	1.51%	1,000.00	911.70	7.28	1,017.59	7.68
Catalyst/Lyons Tactical Allocation Fund - Class C	2.26%	1,000.00	908.40	10.87	1,013.81	11.47
Catalyst/Lyons Tactical Allocation Fund - Class I	1.26%	1,000.00	912.80	6.07	1,018.85	6.41
Catalyst/MAP Global Equity Fund - Class A	1.44%	1,000.00	934.60	7.02	1,017.95	7.32
Catalyst/MAP Global Equity Fund - Class C	2.19%	1,000.00	931.00	10.66	1,014.17	11.12
Catalyst/MAP Global Equity Fund - Class I	1.19%	1,000.00	936.70	5.81	1,019.21	6.06
Catalyst MLP & Infrastructure Fund - Class A	1.66%	1,000.00	808.90	7.57	1,016.84	8.44
Catalyst MLP & Infrastructure Fund - Class C	2.41%	1,000.00	806.00	10.97	1,013.06	12.23
Catalyst MLP & Infrastructure Fund - Class I	1.41%	1,000.00	808.80	6.43	1,018.10	7.17

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 7, 2019